UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited

Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)		Value
Common Stocks — 0.2%

Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,874

Diversified Financial Services — 0.2%
Kcad Holdings I Ltd.(a)(b)		546,753,937	1,044,300

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		8,511	2,392

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.(b)		8,330	110,372

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)		3,155	—

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	32,040

Total Common Stocks — 0.2% (Cost — $6,250,607)			1,192,978

Asset-Backed Securities — 13.7%

Asset-Backed Securities — 13.6%
AIMCO CLO, Series 2014-AA, Class DR, (3 mo. LIBOR US + 3.25%), 4.61%, 07/20/26(d)(e)	USD	250	253,244
Allegro CLO II Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.85%), 5.21%, 01/21/27(d)(e)		1,000	1,001,961
ALM VI Ltd., Series 2012-6A, Class B2RR, (3 mo. LIBOR US + 2.05%), 3.41%, 07/15/26(d)(e)		1,000	1,007,900
ALM XII Ltd., Series 2015-12A, Class C1R, (3 mo. LIBOR US + 3.20%), 4.56%, 04/16/27(d)(e)		1,000	1,014,036
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.45%), 4.83%, 07/28/26(d)(e)		4,140	4,163,125
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class C2R, (3 mo. LIBOR US + 3.20%), 4.56%, 07/15/27(d)(e)		270	274,145

Security	Par (000)		Value
Asset-Backed Securities (continued)
ALM XVII Ltd., Series 2015-17A, Class D, (3 mo. LIBOR US + 6.35%), 7.71%, 01/15/28(d)(e)	USD	1,000	$1,025,155
AmeriCredit Automobile Receivables, Series 2014-3, Class C, 2.58%, 09/08/20		4,850	4,874,044
AMMC CLO Ltd.(d)(e):
Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 5.52%, 12/09/26		2,000	2,050,849
Series 2016-18A, Class E1, (3 mo. LIBOR US + 6.67%), 8.13%, 05/26/28		500	508,953
Anchorage Capital CLO Ltd.(e):
Series 2014-3A, Class D, (3 mo. LIBOR US + 4.75%), 6.13%, 04/28/26(d)		1,000	1,007,644
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.40%), 4.78%, 07/28/26(d)		275	278,563
Series 2014-5A, Class E, (3 mo. LIBOR US + 5.00%), 6.36%, 10/15/26(d)		1,000	1,003,815
Series 2015-7A, Class DR, 4.06%, 10/15/27(f)		1,000	1,008,409
Series 2016-8A, Class E, (3 mo. LIBOR US + 6.50%), 7.88%, 07/28/28(d)		1,000	1,023,575
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 5.36%, 01/15/29(d)		350	356,749
Ares XXXII CLO Ltd., Series 2014-32A, Class BR, (3 mo. LIBOR US + 2.25%), 3.67%, 11/15/25(d)(e)		1,250	1,258,499
Ballyrock CLO LLC, Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.65%), 5.01%, 10/20/26(d)(e)		280	280,635
BlueMountain CLO Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.15%), 5.59%, 11/20/28(d)(e)		1,000	1,024,494

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.(d)(e):
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.10%), 6.47%, 07/27/26	USD	1,000	$1,009,480
Series 2014-4A, Class E, (3 mo. LIBOR US + 5.20%), 6.56%, 10/15/26		500	506,161
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 3.36%, 04/20/27		600	601,800
CIFC Funding Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 4.00%), 5.36%, 01/22/27(d)(e)		600	600,184
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(e)		762	714,044
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(e)		3,085	3,175,262
Dryden Senior Loan Fund, Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.35%), 4.70%, 04/18/26(d)(e)		250	251,801
Highbridge Loan Management Ltd., Series 5A-2015, Class E, (3 mo. LIBOR US + 5.35%), 6.73%, 01/29/26(d)(e)		1,000	1,005,558
HPS Loan Management Ltd., Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.45%), 7.81%, 07/19/27(d)(e)		1,000	1,006,581
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/26(e)		2,240	2,239,909
Litigation Fee Residual Funding, 4.00%, 10/30/27(a)		1,596	1,589,879
Madison Park Funding XIII Ltd., Series 2014-13A, Class E, (3 mo. LIBOR US + 5.00%), 6.36%, 01/19/25(d)(e)		1,250	1,254,992
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, (3 mo. LIBOR US + 4.75%), 6.11%, 07/20/26(d)(e)		1,000	1,008,885

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 3.57%, 01/27/26(d)(e)	USD	1,500	$1,504,520
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 6.45%, 01/15/28(e)(f)		1,250	1,250,000
Oaktree CLO Ltd., 1.00%, 10/20/27		500	500,000
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 7.66%, 07/20/30(d)(e)		500	512,614
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.48%), 4.90%, 12/16/24(d)(e)		1,000	1,005,483
OHA Loan Funding LLC, Series 2014-1A, Class E, 7.75%, 10/20/26(e)		2,000	2,007,980
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(e)		4,000	3,997,038
OZLM IX Ltd., Series 2014-9A Class CR, (3 mo. LIBOR US + 3.55%), 4.91%, 01/20/27(d)(e)		1,000	1,003,298
OZLM VII Ltd., Series 2014-7A, Class CR, (3 mo. LIBOR US + 3.50%), 4.85%, 07/17/26(d)(e)		250	251,641
OZLM VIII Ltd., Series 2014-8A(d)(e):
Class BR, (3 mo. LIBOR US + 2.25%), 3.60%, 10/17/26		2,500	2,506,647
Class CR, (3 mo. LIBOR US + 3.40%), 4.75%, 10/17/26		500	501,218
OZLM XII Ltd., Series 2015-12A, Class C, (3 mo. LIBOR US + 3.70%), 5.08%, 04/30/27(d)(e)		1,000	1,008,367
OZLM XIX Ltd., Series 2017-19A, Class D, 8.05%, 11/22/30(e)(f)		500	495,000
OZLM XV Ltd., Series 2016-15A, Class C, (3 mo. LIBOR US + 4.00%), 5.36%, 01/20/29(d)(e)		1,000	1,021,437

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 7.63%, 11/14/29(e)(f)	USD	500	$479,900
Regatta V Funding Ltd., Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.30%), 3.67%, 10/25/26(d)(e)		2,000	2,007,078
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 4.61%, 04/15/29(d)(e)		250	253,543
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 08/17/20		4,015	4,031,862
Series 2014-4, Class C, 2.60%, 11/16/20		2,407	2,414,183
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,549,427
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.40%), 4.76%, 01/21/26(d)(e)		800	801,806
Sound Point CLO VII Ltd., Series 2014-3A, Class D, (3 mo. LIBOR US + 3.60%), 4.96%, 01/23/27(d)(e)		2,000	2,013,172
Symphony CLO XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 2.20%), 3.55%, 10/17/26(d)(e)		1,250	1,261,042
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 5.36%, 01/23/28(d)(e)		1,000	1,023,457
THL Credit Wind River CLO Ltd., Series 2014-3A, Class E, (3 mo. LIBOR US + 5.60%), 6.96%, 01/22/27(d)(e)		1,000	1,010,563
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 7.81%, 07/15/29(d)(e)		500	510,810
Venture XXVI CLO Ltd., Series 2017-26A(d)(e):
Class D, (3 mo. LIBOR US + 4.25%), 5.61%, 01/20/29		1,000	1,033,680

Security	Par (000)		Value
Asset-Backed Securities (continued)
Venture XXVI CLO Ltd., Series 2017-26A(d)(e) (continued):
Class E, (3 mo. LIBOR US + 6.80%), 8.16%, 01/20/29	USD	500	$516,660
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.50%), 5.86%, 07/20/28(d)(e)		1,000	1,022,994
Voya CLO Ltd., Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.00%), 4.36%, 10/14/26(d)(e)		2,500	2,523,524
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 08/15/22		3,000	3,027,109
York CLO Ltd.(e):
Series 2015-1A, Class ER, 1.00%, 01/22/31(f)(g)		250	250,000
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 4.96%, 10/20/29(a)(d)		250	254,113
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.94%), 8.30%, 01/20/30(d)		1,000	1,016,227

			85,946,724
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(e)		3,883	231,747
Sterling Coofs Trust, Series 2004-1, Class A, 2.00%, 04/15/29(a)		3,013	138,403

			370,150

Total Asset-Backed Securities — 13.7% (Cost — $85,401,645)			86,316,874

Corporate Bonds — 62.9%

Aerospace & Defense — 1.1%
Arconic, Inc.:
5.87%, 02/23/22(h)		730	790,298
5.13%, 10/01/24(h)		720	767,700

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Aerospace & Defense (continued)
Arconic, Inc. (continued):
5.90%, 02/01/27	USD	105	$117,075
6.75%, 01/15/28		76	89,115
5.95%, 02/01/37		50	54,125
Bombardier, Inc.(e):
8.75%, 12/01/21(h)		530	586,318
6.00%, 10/15/22		19	18,596
6.13%, 01/15/23		494	486,195
7.50%, 12/01/24		248	250,083
7.50%, 03/15/25(h)		306	307,530
7.45%, 05/01/34		188	185,180
EnPro Industries, Inc., 5.88%, 09/15/22		111	115,440
KLX, Inc., 5.88%, 12/01/22(e)(h)		788	823,460
Koppers, Inc., 6.00%, 02/15/25(e)		225	241,661
Kratos Defense & Security Solutions, Inc.:
7.00%, 05/15/19		89	91,492
6.50%, 11/30/25(e)		160	164,400
Moog, Inc., 5.25%, 12/01/22(e)		270	280,463
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(e)		164	168,100
TransDigm, Inc.:
6.00%, 07/15/22(h)		1,070	1,103,437
6.50%, 07/15/24(h)		378	386,505
6.50%, 05/15/25		55	56,133
6.38%, 06/15/26		88	89,320

			7,172,626
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.:
5.75%, 06/15/21	EUR	100	122,494
6.50%, 06/15/22(e)(h)	USD	1,043	1,089,935

			1,212,429
Airlines — 2.1%
Air Canada Pass-Through Trust(e):
Series 2013-1, Class C, 6.63%, 05/15/18		651	661,579
Series 2015-1, Class B, 3.88%, 09/15/24(h)		1,282	1,288,546

Security	Par (000)		Value
Airlines (continued)
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(h)	USD	2,818	$2,994,104
Series 2013-2, Class B, 5.60%, 01/15/22(e)(h)		392	408,141
Series 2017-1, Class B, 4.95%, 08/15/26		1,540	1,614,074
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		239	244,377
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 04/29/18(h)		230	233,450
Latam Finance Ltd., 6.88%, 04/11/24(e)		203	213,861
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 03/03/24(h)		1,866	1,931,504
Series 2015-1, Class A, 3.70%, 06/01/24		2,430	2,502,900
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 04/22/20		321	339,426
Virgin Australia Trust, Series 2013-1(e)(h):
Class A, 5.00%, 04/23/25		350	364,011
Class C, 7.13%, 10/23/18		286	291,679

			13,087,652
Auto Components — 0.7%
Allison Transmission, Inc., 5.00%, 10/01/24(e)		28	29,163
Aptiv PLC, 4.40%, 10/01/46		240	243,758
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	124,629
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	67	69,365
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	100	124,143
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 03/15/19(h)	USD	1,314	1,318,927
6.00%, 08/01/20		28	28,840
6.25%, 02/01/22		371	385,840

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued):
6.75%, 02/01/24	USD	302	$317,100
IHO Verwaltungs GmbH(i):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	122,339
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	124,738
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	127,952
(4.13% Cash or 4.88% PIK), 4.13%, 09/15/21(e)	USD	200	203,202
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(e)		200	204,750
Tesla, Inc., 5.30%, 08/15/25(e)(h)		496	473,531
ZF North America Capital, Inc.(e):
4.50%, 04/29/22(h)		462	489,143
4.75%, 04/29/25		150	159,807

			4,547,227
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18(h)		2,478	2,506,761

Banks — 1.6%
Allied Irish Banks PLC, (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(j)	EUR	100	129,285
Banco Espirito Santo SA(b)(c):
4.75%, 01/15/18		100	33,327
4.00%, 01/21/19		100	33,327
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(e)	USD	202	204,202
Banco Popolare, 2.75%, 07/27/20	EUR	100	124,430
Bank of Ireland, (5 year EUR Swap + 3.55%), 4.25%, 06/11/24(j)		100	125,543
Bankia SA, (5 year EUR Swap + 3.35%), 3.38%, 03/15/27(j)		100	125,449
Barclays PLC, 3.65%, 03/16/25(h)	USD	3,600	3,592,861
CaixaBank SA, (5 year EUR Swap + 3.35%), 3.50%, 02/15/27(j)	EUR	100	126,446
CIT Group, Inc., 5.00%, 08/01/23(h)	USD	610	656,482
HSBC Holdings PLC, 4.38%, 11/23/26(h)		395	411,539
Inversiones Atlantida SA, 8.25%, 07/28/22(e)		370	382,487

Security	Par (000)		Value
Banks (continued)
National Bank of Greece SA, 2.75%, 10/19/20	EUR	100	$119,725
Nordea Bank AB, 4.50%, 03/26/20		1,020	1,338,034
Santander Holdings USA, Inc., 4.50%, 07/17/25(h)	USD	1,750	1,822,943
Santander UK Group Holdings PLC, 2.88%, 08/05/21(h)		950	950,008

			10,176,088
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23(h)		3,000	3,075,895
Central American Bottling Corp., 5.75%, 01/31/27(e)		176	185,152

			3,261,047
Biotechnology — 0.0%
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	114,233

Building Materials — 0.1%
James Hardie International Finance Ltd.(g):
4.75%, 01/15/25	USD	200	203,500
5.00%, 01/15/28		200	203,500
Titan Global Finance PLC, 3.50%, 06/17/21	EUR	100	126,583

			533,583
Building Products — 0.5%
American Builders & Contractors Supply Co., Inc.(e):
5.63%, 04/15/21	USD	76	77,520
5.75%, 12/15/23		210	222,138
Beacon Escrow Corp., 4.88%, 11/01/25(e)		878	895,560
Building Materials Corp. of America(e):
5.38%, 11/15/24		45	47,363
6.00%, 10/15/25(h)		260	280,202
CPG Merger Sub LLC, 8.00%, 10/01/21(e)(h)		478	494,730
Masonite International Corp., 5.63%, 03/15/23(e)(h)		479	501,297

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Building Products (continued)
Ply Gem Industries, Inc., 6.50%, 02/01/22	USD	219	$226,665
Standard Industries, Inc.(e):
5.13%, 02/15/21		20	20,597
5.50%, 02/15/23(h)		147	154,350
USG Corp.(e):
5.50%, 03/01/25		11	11,770
4.88%, 06/01/27		198	206,910

			3,139,102
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(e)		146	146,730

Capital Markets — 0.6%
Blackstone CQP Holdco LP(e):
6.50%, 03/20/21		2,040	2,065,500
6.00%, 08/18/21		332	332,000
Morgan Stanley, 4.00%, 07/23/25(h)		965	1,009,195
SURA Asset Management SA, 4.38%, 04/11/27(e)		205	207,767

			3,614,462
Chemicals — 1.8%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(e)(h)		1,061	1,087,525
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	127,761
Axalta Coating Systems LLC, 4.88%, 08/15/24(e)	USD	239	250,353
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		424	505,090
10.00%, 10/15/25		308	374,220
CF Industries, Inc.:
7.13%, 05/01/20		130	142,513
5.15%, 03/15/34		90	90,675
4.95%, 06/01/43		164	153,340
Chemours Co.:
6.63%, 05/15/23		248	262,260
7.00%, 05/15/25		112	122,500
5.38%, 05/15/27		156	162,630
Cydsa SAB de C.V., 6.25%, 10/04/27(e)		252	250,425
Hexion, Inc., 10.38%, 02/01/22(e)		184	169,335

Security	Par (000)		Value
Chemicals (continued)
Huntsman International LLC:
4.88%, 11/15/20	USD	339	$354,255
5.13%, 11/15/22		280	301,700
Ineos Finance PLC, 4.00%, 05/01/23	EUR	100	122,747
INEOS Group Holdings SA, 5.38%, 08/01/24		100	128,250
Mexichem SAB de CV(e):
4.00%, 10/04/27	USD	200	199,000
5.50%, 01/15/48		200	194,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21(h)		1,578	1,637,175
NOVA Chemicals Corp.(e):
4.88%, 06/01/24		267	270,338
5.25%, 06/01/27		27	27,270
Platform Specialty Products Corp.(e):
6.50%, 02/01/22(h)		1,786	1,846,277
5.88%, 12/01/25		376	378,820
PQ Corp.:
6.75%, 11/15/22(e)(h)		373	401,907
5.75%, 12/15/25(g)		379	387,527
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	124,572
Sherwin-Williams Co., 2.75%, 06/01/22	USD	180	178,902
Tronox Finance PLC, 5.75%, 10/01/25(e)		172	178,880
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(e)		150	158,250
Versum Materials, Inc., 5.50%, 09/30/24(e)		116	124,120
WR Grace & Co-Conn(e):
5.13%, 10/01/21		316	334,565
5.63%, 10/01/24		200	216,000

			11,263,682
Commercial Services & Supplies — 1.2%
ADT Corp.:
6.25%, 10/15/21		374	411,400
3.50%, 07/15/22(h)		163	162,389
4.13%, 06/15/23		310	313,292
4.88%, 07/15/32(e)		534	506,520
Advanced Disposal Services, Inc., 5.63%, 11/15/24(e)		225	232,313

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Services & Supplies (continued)
Aviation Capital Group Corp., 4.63%, 01/31/18(e)(h)	USD	1,000	$1,004,364
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(e)		669	672,345
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(e)		162	165,289
Harland Clarke Holdings Corp., 8.38%, 08/15/22(e)		414	431,595
KAR Auction Services, Inc., 5.13%, 06/01/25(e)		339	350,865
La Financiere Atalian SAS, 4.00%, 05/15/24	EUR	100	124,976
Michael Baker International LLC, 8.75%, 03/01/23(e)	USD	90	85,950
Mobile Mini, Inc., 5.88%, 07/01/24(h)		499	523,950
Paprec Holding SA, 5.25%, 04/01/22	EUR	100	123,794
Park Aerospace Holdings Ltd.(e):
3.63%, 03/15/21	USD	226	221,480
5.25%, 08/15/22		369	377,303
Pitney Bowes, Inc., 3.63%, 10/01/21(h)		500	467,475
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(e)		160	167,200
S&P Global, Inc., 2.50%, 08/15/18(h)		445	446,483
United Rentals North America, Inc., 5.75%, 11/15/24(h)		609	642,495
Verisure Holding AB, 6.00%, 11/01/22	EUR	113	143,254
Wrangler Buyer Corp., 6.00%, 10/01/25(e)	USD	109	110,635

			7,685,367
Communications Equipment — 0.7%
Avaya, Inc., 7.00%, 04/01/19(b)(c)(e)		183	140,452
CommScope Technologies Finance LLC, 6.00%, 06/15/25(e)		3	3,210
CommScope Technologies LLC, 5.00%, 03/15/27(e)		237	237,000
CommScope, Inc.(e):
5.00%, 06/15/21		465	476,567
5.50%, 06/15/24		102	106,845
Motorola Solutions, Inc., 3.75%, 05/15/22(h)		1,500	1,536,837
Nokia OYJ:
3.38%, 06/12/22		106	105,868

Security	Par (000)		Value
Communications Equipment (continued)
Nokia OYJ (continued):
4.38%, 06/12/27	USD	149	$147,808
6.63%, 05/15/39		200	221,000
Zayo Group LLC/Zayo Capital, Inc.(h):
6.00%, 04/01/23		531	552,572
6.38%, 05/15/25		380	403,275
5.75%, 01/15/27(e)		707	728,210

			4,659,644
Construction & Engineering — 0.5%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(e)		293	315,878
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(e)		293	318,638
BlueLine Rental Finance Corp., 9.25%, 03/15/24(e)(h)		1,100	1,190,750
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(e)		528	559,838
Engility Corp., 8.88%, 09/01/24		216	232,200
SPIE SA, 3.13%, 03/22/24	EUR	100	124,669
Tutor Perini Corp., 6.88%, 05/01/25(e)	USD	219	232,775
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(e)		61	59,484

			3,034,232
Construction Materials — 0.3%
American Tire Distributors, Inc., 10.25%, 03/01/22(e)		204	208,590
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		137	146,247
H&E Equipment Services, Inc., 5.63%, 09/01/25(e)		72	75,420
HD Supply, Inc., 5.75%, 04/15/24(e)(h)		790	841,350
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	100	131,225
Navistar International Corp., 6.63%, 11/01/25(e)	USD	271	280,656
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(e)		160	173,200
Rexel SA, 3.50%, 06/15/23	EUR	116	145,135

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Construction Materials (continued)
Williams Scotsman International, Inc., 7.88%, 12/15/22(e)	USD	109	$112,815

			2,114,638
Consumer Discretionary — 0.2%
Arch Merger Sub, Inc., 8.50%, 09/15/25(e)		189	170,100
Live Nation Entertainment, Inc., 4.88%, 11/01/24(e)		29	29,870
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(e)		490	509,600
ServiceMaster Co. LLC, 5.13%, 11/15/24(e)		244	247,660
Viking Cruises Ltd.(e):
6.25%, 05/15/25		141	146,992
5.88%, 09/15/27		303	306,409

			1,410,631
Consumer Finance — 0.8%
Alliance Data Systems Corp.(e):
5.25%, 12/01/17		28	28,000
5.88%, 11/01/21(h)		696	711,660
Ally Financial, Inc., 8.00%, 11/01/31(h)		911	1,205,936
CDK Global, Inc., 4.88%, 06/01/27(e)		278	286,340
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(e)		200	207,250
IHS Markit Ltd.(e):
4.75%, 02/15/25		167	176,903
4.00%, 03/01/26(g)		122	122,915
Navient Corp.:
5.00%, 10/26/20(h)		310	315,812
6.63%, 07/26/21		190	200,925
6.50%, 06/15/22		298	312,900
5.50%, 01/25/23		134	134,168
7.25%, 09/25/23(h)		257	276,917
6.13%, 03/25/24		43	43,538
5.88%, 10/25/24		125	125,663
6.75%, 06/25/25		181	186,430
5.63%, 08/01/33		95	81,700
OneMain Financial Holdings LLC(e):
6.75%, 12/15/19		147	151,777
7.25%, 12/15/21		219	227,366

Security	Par (000)		Value
Consumer Finance (continued)
Springleaf Finance Corp., 6.13%, 05/15/22	USD	70	$72,625

			4,868,825
Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 09/15/22(e)		239	244,348
4.63%, 05/15/23(e)		206	211,407
6.75%, 05/15/24	EUR	100	131,969
7.25%, 05/15/24(e)(h)	USD	1,668	1,826,460
6.00%, 02/15/25(e)		599	636,497
4.75%, 07/15/27(e)	GBP	100	136,579
4.75%, 07/15/27		100	136,579
Ball Corp.:
5.00%, 03/15/22(h)	USD	303	325,346
4.00%, 11/15/23		48	49,320
BWAY Holding Co., 5.50%, 04/15/24(e)(h)		707	737,047
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	126,752
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(i)		200	256,045
Mercer International, Inc., 6.50%, 02/01/24	USD	113	119,356
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20(h)		1,062	1,079,921
6.88%, 02/15/21		136	138,916
(3 mo. LIBOR US + 3.50%), 4.86%, 07/15/21(d)(e)		810	824,175
5.13%, 07/15/23(e)		175	181,562
7.00%, 07/15/24(e)(h)		1,039	1,114,769
Sealed Air Corp.(e):
4.88%, 12/01/22		192	203,760
6.88%, 07/15/33		44	51,150
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(e)(h)		473	486,599
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	123,581

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 08/01/22	EUR	100	$124,976

			9,267,114
Diversified Consumer Services — 0.6%
APX Group, Inc.:
6.38%, 12/01/19	USD	30	30,413
8.75%, 12/01/20(h)		270	275,656
7.88%, 12/01/22(h)		182	194,740
Ascend Learning LLC, 6.88%, 08/01/25(e)		299	310,960
GW Honos Security Corp., 8.75%, 05/15/25(e)		87	93,090
Laureate Education, Inc., 8.25%, 05/01/25(e)		114	120,626
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(e)(h)		1,808	1,995,580
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25		215	215,000
Sotheby’s, 5.25%, 10/01/22(e)		235	240,287

			3,476,352
Diversified Financial Services — 1.1%
Aircastle Ltd.:
6.25%, 12/01/19(h)		367	390,121
5.13%, 03/15/21		16	16,940
5.50%, 02/15/22		267	287,359
Arrow Global Finance PLC, (3 mo. Euribor + 2.88%), 2.88%, 04/01/25(d)	EUR	100	118,263
Banca IFIS SpA, 4.50%, 10/17/27(f)		100	121,144
Docuformas SAPI de C.V., 9.25%, 10/11/22(e)	USD	421	415,738
FBM Finance, Inc., 8.25%, 08/15/21(e)		130	138,775
General Motors Financial Co., Inc., 4.38%, 09/25/21(h)		530	558,183
Intesa Sanpaolo SpA, 5.02%, 06/26/24(e)(h)		2,442	2,496,642
Intrum Justitia AB, (3 mo. Euribor + 2.63%), 2.63%, 07/15/22(d)	EUR	100	120,667
Jefferies Finance LLC/JFIN Co-Issuer Corp.(e)(h):
7.38%, 04/01/20	USD	290	297,975
6.88%, 04/15/22		480	487,800

Security	Par (000)		Value
Diversified Financial Services (continued)
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)	EUR	101	$123,764
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 05/30/21(i)		200	247,028
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(e)	USD	504	507,150
UniCredit SpA, (5 year EUR Swap + 4.32%), 4.38%, 01/03/27(j)	EUR	100	130,141
WMG Acquisition Corp., 4.13%, 11/01/24		100	125,357

			6,583,047
Diversified Telecommunication Services — 1.4%
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39	USD	26	21,580
Series S, 6.45%, 06/15/21(h)		588	585,060
Series T, 5.80%, 03/15/22		255	243,844
Series U, 7.65%, 03/15/42		246	206,640
Series W, 6.75%, 12/01/23		245	236,045
Cincinnati Bell, Inc., 7.00%, 07/15/24(e)		406	393,820
Frontier Communications Corp.:
8.13%, 10/01/18		264	262,020
7.13%, 03/15/19		190	183,588
7.13%, 01/15/23(h)		210	147,000
7.63%, 04/15/24(h)		252	177,030
6.88%, 01/15/25(h)		1,168	800,080
Level 3 Financing, Inc.:
5.38%, 08/15/22		184	185,380
5.63%, 02/01/23		115	116,294
5.13%, 05/01/23(h)		295	295,000
5.38%, 01/15/24		325	325,812
5.38%, 05/01/25(h)		303	303,848
5.25%, 03/15/26(h)		1,614	1,582,729
OTE PLC, 3.50%, 07/09/20	EUR	100	125,459
SoftBank Group Corp.:
, (5 year USD ICE Swap + 4.85%), 6.88%(j)(k)	USD	490	496,125
4.75%, 09/19/24		200	198,978
4.75%, 07/30/25	EUR	122	161,602
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	233	269,115
6.00%, 09/30/34(h)		671	749,004

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued):
7.20%, 07/18/36	USD	202	$250,732
7.72%, 06/04/38		21	27,098
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	37	68,572
Telecom Italia SpA:
5.88%, 05/19/23	GBP	100	157,143
3.63%, 01/19/24	EUR	100	134,164
Verizon Communications, Inc., 3.38%, 02/15/25(e)(h)	USD	156	155,862

			8,859,624
Electric Utilities — 0.9%
AES Corp., 4.88%, 05/15/23(h)		240	245,021
Black Hills Corp., 3.15%, 01/15/27(h)		305	296,545
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(e)(h)		1,006	1,018,686
Enel Finance International NV, 3.63%, 05/25/27(e)(h)		900	885,073
Energuate Trust, 5.88%, 05/03/27(e)		200	208,250
Exelon Corp., 3.40%, 04/15/26(h)		140	140,422
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(e)		177	178,770
Pampa Energia SA, 7.50%, 01/24/27(e)		290	315,375
Southern Co., 2.95%, 07/01/23(h)		1,920	1,921,759
Talen Energy Supply LLC, 6.50%, 06/01/25		176	149,160
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a):
10.25%, 11/01/15		47	141
10.50%, 11/01/18		31	93
11.50%, 10/01/20		300	—
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25	EUR	100	119,061

			5,478,356
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24		100	134,248

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	72	75,240
5.50%, 12/01/24(h)		453	493,770

Security	Par (000)		Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued):
5.00%, 09/01/25	USD	107	$111,815
SESI LLC, 7.75%, 09/15/24(e)		208	214,240

			895,065
Energy Equipment & Services — 0.6%
Ensco PLC, 5.20%, 03/15/25		40	32,800
Gates Global LLC/Gates Global Co.:
5.75%, 07/15/22	EUR	100	121,678
6.00%, 07/15/22(e)(h)	USD	742	758,918
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21		30	30,263
Halliburton Co., 3.80%, 11/15/25(h)		100	103,029
Noble Holding International Ltd.:
4.63%, 03/01/21		12	11,010
7.70%, 04/01/25		122	102,785
Pattern Energy Group, Inc., 5.88%, 02/01/24(e)		223	235,822
Pioneer Energy Services Corp., 6.13%, 03/15/22		275	222,750
Precision Drilling Corp.:
6.50%, 12/15/21		68	69,190
5.25%, 11/15/24		134	125,625
Transocean, Inc.:
5.80%, 10/15/22		246	244,155
9.00%, 07/15/23(e)		636	686,880
6.80%, 03/15/38		134	106,865
Trinidad Drilling Ltd., 6.63%, 02/15/25(e)		331	316,105
Weatherford International Ltd.:
7.75%, 06/15/21(h)		465	474,300
8.25%, 06/15/23		210	209,475

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Energy Equipment & Services (continued)
Weatherford International Ltd. (continued):
9.88%, 02/15/24	USD	181	$189,824

			4,041,474
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(e)(h)		642	650,025

Food & Staples Retailing — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		186	175,770
5.75%, 03/15/25		104	92,529
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	139,164
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	100	134,774
4.50%, 03/07/24		200	267,311
CVS Health Corp., 4.75%, 12/01/22(h)	USD	165	177,165
Dollar Tree, Inc.:
5.25%, 03/01/20		58	59,160
5.75%, 03/01/23(h)		1,321	1,382,096
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(e)		17	17,574
Rite Aid Corp., 6.13%, 04/01/23(e)		254	234,950

			2,680,493
Food Products — 0.7%
Acosta, Inc., 7.75%, 10/01/22(e)		214	155,150
Aramark Services, Inc.:
5.13%, 01/15/24(h)		433	456,815
5.00%, 04/01/25(e)		46	48,933
Arcor SAIC, 6.00%, 07/06/23(e)		180	191,250
B&G Foods, Inc., 5.25%, 04/01/25		129	131,890
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(e)		316	343,650
JBS USA LLC/JBS USA Finance, Inc.(e):
5.88%, 07/15/24		186	183,210
5.75%, 06/15/25		610	595,512
MARB BondCo PLC, 7.00%, 03/15/24		200	203,500
Marfrig Holdings Europe BV, 8.00%, 06/08/23(e)(h)		200	210,500

Security	Par (000)		Value
Food Products (continued)
Minerva Luxembourg SA, 6.50%, 09/20/26(e)	USD	200	$207,294
Pilgrim’s Pride Corp.(e):
5.75%, 03/15/25		174	182,613
5.88%, 09/30/27		148	154,475
Post Holdings, Inc.(e):
5.50%, 03/01/25		242	251,377
5.00%, 08/15/26		305	302,331
5.75%, 03/01/27		370	377,511
5.63%, 01/15/28(g)		164	165,230
TreeHouse Foods, Inc., 6.00%, 02/15/24(e)(h)		383	400,714

			4,561,955
Health Care Equipment & Supplies — 0.9%
Avantor, Inc.:
4.75%, 10/01/24	EUR	100	120,567
6.00%, 10/01/24(e)(h)	USD	1,571	1,571,982
9.00%, 10/01/25(e)		398	391,035
Crimson Merger Sub, Inc., 6.63%, 05/15/22(e)(h)		1,126	1,114,740
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(e)(h)		1,093	1,034,934
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(e):
4.88%, 04/15/20(h)		284	274,060
5.75%, 08/01/22		402	370,845
5.63%, 10/15/23		162	142,155
5.50%, 04/15/25		57	48,023
Teleflex, Inc.:
5.25%, 06/15/24		250	262,500
4.88%, 06/01/26		56	58,010
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23(h)		305	306,112

			5,694,963
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		85	84,906
5.63%, 02/15/23		90	90,450
6.50%, 03/01/24		196	202,370
Aetna, Inc., 2.80%, 06/15/23(h)		340	334,654
Amsurg Corp., 5.63%, 07/15/22(h)		675	688,500

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
Centene Corp.:
5.63%, 02/15/21	USD	359	$370,667
4.75%, 05/15/22(h)		314	325,935
6.13%, 02/15/24		37	39,590
4.75%, 01/15/25		430	441,094
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		154	138,023
7.13%, 07/15/20(h)		169	131,820
5.13%, 08/01/21		352	330,000
6.25%, 03/31/23		64	59,840
DaVita, Inc., 5.13%, 07/15/24(h)		235	239,112
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(e)(i)		258	261,870
Envision Healthcare Corp.(e):
5.13%, 07/01/22		73	71,631
6.25%, 12/01/24		225	237,094
HCA, Inc.:
6.50%, 02/15/20(h)		911	978,186
7.50%, 02/15/22(h)		342	385,605
5.88%, 03/15/22(h)		57	61,774
4.75%, 05/01/23		38	39,663
5.88%, 05/01/23		70	74,200
5.00%, 03/15/24(h)		1,180	1,239,000
5.38%, 02/01/25(h)		647	671,262
5.25%, 04/15/25(h)		1,053	1,121,445
5.88%, 02/15/26(h)		336	357,420
5.25%, 06/15/26(h)		143	151,848
4.50%, 02/15/27		86	87,204
5.50%, 06/15/47(h)		913	924,412
HealthSouth Corp., 5.75%, 11/01/24(h)		80	81,900
Hologic, Inc., 2.00%, 03/01/42(l)		274	375,380
MEDNAX, Inc., 5.25%, 12/01/23(e)(h)		123	126,075
Molina Healthcare, Inc., 4.88%, 06/15/25(e)		108	108,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(e)(h)		498	534,727
Polaris Intermediate Corp., (8.50% Cash) 12/01/22(e)(h)(i)		592	615,917
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(e)		137	140,083
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(e)		104	109,200

Security	Par (000)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.(e):
8.88%, 04/15/21	USD	139	$140,043
6.75%, 07/01/25(h)		272	247,520
Tenet Healthcare Corp.:
6.00%, 10/01/20(h)		761	799,050
7.50%, 01/01/22(e)		148	156,140
8.13%, 04/01/22		388	384,120
6.75%, 06/15/23(h)		540	504,889
4.63%, 07/15/24(e)		185	182,225
THC Escrow Corp. III(e):
5.13%, 05/01/25		161	154,963
7.00%, 08/01/25		415	376,612
UnitedHealth Group, Inc., 3.75%, 07/15/25(h)		1,470	1,542,120
Vizient, Inc., 10.38%, 03/01/24(e)		322	363,860
WellCare Health Plans, Inc., 5.25%, 04/01/25		85	89,994

			17,172,393
Health Care Technology — 0.0%
Quintiles IMS, Inc., 3.25%, 03/15/25(e)	EUR	100	122,832

Hotels, Restaurants & Leisure — 4.6%
Arcos Dorados Holdings, Inc., 5.88%, 04/04/27(e)	USD	203	215,355
Burger King France SAS, (3 mo. Euribor + 5.25%), 5.25%, 05/01/23(d)	EUR	100	122,003
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20(h)	USD	2,090	2,137,025
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	EUR	100	124,976
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	125,846
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	137,738
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(e)	USD	627	627,784
Eldorado Resorts, Inc., 6.00%, 04/01/25		105	110,544
ESH Hospitality, Inc., 5.25%, 05/01/25(e)(h)		275	279,812

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	USD	126	$135,608
5.38%, 04/15/26		95	102,540
Golden Nugget, Inc., 6.75%, 10/15/24(e)		49	50,041
International Game Technology PLC, 4.75%, 02/15/23	EUR	125	169,380
Jacobs Entertainment, Inc., 7.88%, 02/01/24(e)	USD	89	95,675
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e):
5.00%, 06/01/24		35	36,663
5.25%, 06/01/26		292	308,790
McDonald’s Corp., 3.70%, 01/30/26(h)		405	421,025
Melco Resorts Finance Ltd., 4.88%, 06/06/25(e)		375	377,732
MGM Resorts International:
5.25%, 03/31/20(h)		442	465,205
6.75%, 10/01/20(h)		325	355,368
6.63%, 12/15/21(h)		863	960,079
7.75%, 03/15/22		149	172,885
New Red Finance, Inc.(e):
4.25%, 05/15/24		245	245,368
5.00%, 10/15/25(h)		1,764	1,806,997
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(h)		630	641,025
Sabre GLBL, Inc.(e):
5.38%, 04/15/23		147	152,880
5.25%, 11/15/23		180	186,750
Scientific Games International, Inc.:
7.00%, 01/01/22(e)(h)		1,561	1,646,855
10.00%, 12/01/22(h)		988	1,088,035
5.00%, 10/15/25(e)		241	243,711
Six Flags Entertainment Corp.(e)(h):
4.88%, 07/31/24		795	808,912
5.50%, 04/15/27		266	275,310
Spirit Issuer PLC:
Series A1, (3 mo. LIBOR GBP + 0.55%), 0.88%, 12/28/28(d)	GBP	445	601,273
Series A2, (3 mo. LIBOR GBP + 2.70%), 3.03%, 12/28/31(d)		1,800	2,349,214
Series A5, 5.47%, 12/28/28		4,500	6,694,674

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Spirit Issuer PLC (continued):
Series A6, (3 mo. LIBOR GBP + 1.80%), 2.13%, 12/28/36(d)	GBP	2,670	$3,610,548
Station Casinos LLC, 5.00%, 10/01/25(e)	USD	303	302,888
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	63	95,836
Wyndham Worldwide Corp., 4.15%, 04/01/24(h)	USD	750	753,559
Yum! Brands, Inc., 3.88%, 11/01/23		98	98,735

			29,134,644
Household Durables — 0.7%
Berkline/Benchcraft LLC, 4.50%, 06/01/18(a)(b)(c)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(e)		259	270,409
CalAtlantic Group, Inc.:
8.38%, 01/15/21		134	154,937
6.25%, 12/15/21(h)		380	418,000
5.38%, 10/01/22		6	6,480
5.25%, 06/01/26		28	29,400
K Hovnanian Enterprises, Inc.(e):
10.00%, 07/15/22		92	100,280
10.50%, 07/15/24		92	101,890
Lennar Corp.:
4.50%, 11/15/19		370	379,712
2.95%, 11/29/20(e)		99	98,381
4.75%, 04/01/21		26	27,235
4.13%, 01/15/22		118	120,655
4.75%, 11/15/22		151	159,494
4.88%, 12/15/23		122	128,100
4.75%, 05/30/25		260	268,450
4.75%, 11/29/27(e)		360	368,100
Mattamy Group Corp.(e):
6.88%, 12/15/23		143	150,157
6.50%, 10/01/25		176	184,360
MDC Holdings, Inc., 6.00%, 01/15/43		210	207,375
Meritage Homes Corp., 5.13%, 06/06/27		104	105,201
PulteGroup, Inc., 6.38%, 05/15/33(h)		469	525,280
Tempur Sealy International, Inc., 5.50%, 06/15/26(h)		180	184,275

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Household Durables (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19	USD	110	$112,200
4.88%, 07/01/21		112	117,320
5.88%, 06/15/24(h)		248	267,146
5.25%, 06/01/27		18	18,381
William Lyon Homes, Inc., 5.88%, 01/31/25		95	97,138

			4,600,356
Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24(e)		85	88,506
Diamond BC BV, 5.63%, 08/15/25	EUR	106	128,361
Prestige Brands, Inc., 6.38%, 03/01/24(e)	USD	150	156,375
Spectrum Brands, Inc., 6.63%, 11/15/22(h)		815	845,563

			1,218,805
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., 5.50%, 03/15/24		8	8,380
Calpine Corp.:
5.88%, 01/15/24(e)		286	295,295
5.50%, 02/01/24		164	158,465
5.25%, 06/01/26(e)		442	446,972
Colbun SA, 3.95%, 10/11/27(e)		200	200,375
Dynegy, Inc.:
7.38%, 11/01/22		324	346,275
5.88%, 06/01/23		35	36,138
8.00%, 01/15/25(e)		214	235,400
8.13%, 01/30/26(e)		171	190,237
Genneia SA, 8.75%, 01/20/22(e)		293	321,195
NRG Energy, Inc.:
6.63%, 03/15/23		211	218,828
6.63%, 01/15/27		697	751,017
5.75%, 01/15/28		468	468,000
NRG Yield Operating LLC, 5.38%, 08/15/24(h)		325	337,187
QEP Resources, Inc., 5.38%, 10/01/22(h)		109	111,589

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Operating LLC(e):
4.25%, 01/31/23(g)	USD	181	$181,453
6.38%, 02/01/23(l)		188	198,152
6.63%, 06/15/25(l)		30	32,888
5.00%, 01/31/28(g)		181	181,679

			4,719,525
Industrial Conglomerates — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24(e)		550	597,437

Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(e)		225	221,906
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(h)		360	364,031
American International Group, Inc., 3.75%, 07/10/25(h)		2,705	2,772,691
Aon PLC, 3.88%, 12/15/25(h)		1,115	1,163,410
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	100	139,297
8.63%, 07/15/23(e)	USD	436	454,478
Assicurazioni Generali SpA(j):
, (3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	153,840
, (3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	143,366
AssuredPartners, Inc., 7.00%, 08/15/25(e)	USD	53	53,398
Forethought Financial Group, Inc., 8.63%, 04/15/21(e)(h)		750	875,152
Groupama SA, 6.00%, 01/23/27	EUR	100	149,971
HUB International Ltd., 7.88%, 10/01/21(e)(h)	USD	948	985,920
Lincoln National Corp., 3.35%, 03/09/25(h)		845	846,744
Muenchener Rueckversicherungs AG, (3 mo. Euribor + 3.50%), 6.00%, 05/26/41(j)	EUR	400	565,359
Nationwide Building Society, 4.13%, 10/18/32(e)(f)	USD	595	594,406
Old Mutual PLC, 8.00%, 06/03/21	GBP	100	156,666

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Insurance (continued)
Radian Group, Inc.:
5.25%, 06/15/20	USD	53	$55,915
4.50%, 10/01/24		353	362,813
USIS Merger Sub, Inc., 6.88%, 05/01/25(e)		63	63,788
Wayne Merger Sub LLC, 8.25%, 08/01/23(e)(h)		845	885,137

			11,008,288
Internet Software & Services — 0.4%
Equinix, Inc., 5.88%, 01/15/26(h)		623	675,955
Match Group, Inc., 5.00%, 12/15/27(e)(g)		94	94,705
Netflix, Inc.:
4.38%, 11/15/26		543	532,819
3.63%, 05/15/27	EUR	100	119,620
4.88%, 04/15/28(e)	USD	478	472,622
Symantec Corp., 5.00%, 04/15/25(e)		158	165,821
United Group BV, 4.38%, 07/01/22	EUR	126	156,345

			2,217,887
IT Services — 0.7%
Ceridian HCM Holding, Inc., 11.00%, 03/15/21(e)(h)	USD	404	425,210
First Data Corp.(e):
7.00%, 12/01/23(h)		1,190	1,261,400
5.00%, 01/15/24		180	186,300
5.75%, 01/15/24(h)		2,100	2,178,750
Gartner, Inc., 5.13%, 04/01/25(e)		174	181,830
WEX, Inc., 4.75%, 02/01/23(e)		431	440,697

			4,674,187
Machinery — 0.2%
SPX FLOW, Inc.(e):
5.63%, 08/15/24		292	307,330
5.88%, 08/15/26		139	147,340
Terex Corp., 5.63%, 02/01/25(e)(h)		354	373,691
Wabash National Corp., 5.50%, 10/01/25(e)		241	242,808

			1,071,169

Security	Par (000)		Value
Media — 6.4%
Altice Financing SA(e):
6.63%, 02/15/23	USD	365	$374,125
7.50%, 05/15/26(h)		1,084	1,132,780
Altice Luxembourg SA:
7.75%, 05/15/22(e)(h)		665	633,412
6.25%, 02/15/25	EUR	100	111,876
Altice US Finance I Corp.(e):
5.38%, 07/15/23(h)	USD	1,346	1,369,555
5.50%, 05/15/26		200	202,500
AMC Networks, Inc.:
5.00%, 04/01/24(h)		318	321,975
4.75%, 08/01/25		196	194,530
Cablevision SA, 6.50%, 06/15/21(e)		176	186,796
Cablevision Systems Corp.:
7.75%, 04/15/18(h)		464	472,120
8.00%, 04/15/20		125	133,750
CBS Radio, Inc., 7.25%, 11/01/24(e)		79	83,148
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23(h)		270	276,750
4.00%, 03/01/23(e)		662	661,586
5.13%, 05/01/23(e)(h)		375	388,125
5.13%, 05/01/27(e)(h)		2,245	2,223,953
5.00%, 02/01/28(e)		780	764,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.(e):
6.38%, 09/15/20		105	106,444
5.13%, 12/15/21		187	187,701
5.13%, 12/15/21(h)		640	640,397
7.75%, 07/15/25(h)		1,276	1,358,940
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(h)		2,425	2,561,835
Clear Channel International BV, 8.75%, 12/15/20(e)(h)		560	578,200
Clear Channel Worldwide Holdings, Inc.(h):
6.50%, 11/15/22		2,817	2,848,781
Series B, 7.63%, 03/15/20		1,199	1,187,010
CSC Holdings LLC(h):
10.13%, 01/15/23(e)		1,210	1,365,787
5.25%, 06/01/24		550	536,078

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
CSC Holdings LLC(h) (continued):
6.63%, 10/15/25(e)	USD	235	$253,213
10.88%, 10/15/25(e)		1,550	1,831,906
Discovery Communications LLC(h):
3.25%, 04/01/23		1,490	1,480,075
3.45%, 03/15/25		170	166,556
DISH DBS Corp.:
5.88%, 07/15/22(h)		570	586,387
5.00%, 03/15/23		358	349,497
5.88%, 11/15/24		103	103,773
7.75%, 07/01/26(h)		867	935,276
DISH Network Corp., 3.38%, 08/15/26(m)		394	439,064
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	123,453
GTT Communications, Inc., 7.88%, 12/31/24(e)	USD	224	236,150
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		93	102,881
5.25%, 08/01/26(h)		413	419,220
6.63%, 08/01/26		233	243,776
iHeartCommunications, Inc.:
9.00%, 12/15/19		380	282,150
9.00%, 09/15/22		755	545,487
10.63%, 03/15/23		84	59,850
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		296	279,720
5.50%, 08/01/23(h)		489	400,369
9.75%, 07/15/25(e)		408	395,250
LG Finance Co. Corp., 5.88%, 11/01/24(e)		85	89,781
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24(e)		91	90,773
MDC Partners, Inc., 6.50%, 05/01/24(e)		341	342,705
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(e)		233	247,563
Numericable Group SA, 5.38%, 05/15/22	EUR	110	133,324
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	USD	300	308,436

Security	Par (000)		Value
Media (continued)
SFR Group SA(e):
6.00%, 05/15/22(h)	USD	370	$373,008
6.25%, 05/15/24		420	412,650
7.38%, 05/01/26(h)		1,482	1,492,937
Sirius XM Radio, Inc., 5.00%, 08/01/27(e)		85	85,956
Sterling Entertainment Corp., 9.75%, 12/15/19(a)		1,175	1,163,250
TEGNA, Inc.:
5.13%, 10/15/19		105	106,444
5.50%, 09/15/24(e)		66	68,723
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(e)		200	200,000
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(e)		241	269,317
Tribune Media Co., 5.88%, 07/15/22(h)		269	274,380
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 04/15/23	EUR	70	86,920
4.00%, 01/15/25		136	171,246
5.00%, 01/15/25(e)	USD	200	206,750
Univision Communications, Inc.(e):
5.13%, 05/15/23(h)		336	336,000
5.13%, 02/15/25		245	238,569
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	100	127,296
Videotron Ltd., 5.13%, 04/15/27(e)	USD	326	341,485
Virgin Media Finance PLC, 5.75%, 01/15/25(e)(h)		655	669,737
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	138,115
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		100	141,495
5.50%, 01/15/25		180	253,230
5.25%, 01/15/26(e)(h)	USD	355	366,094
5.50%, 08/15/26(e)(h)		200	208,840
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 09/01/20(e)		790	803,825
Ziggo Bond Finance BV:
4.63%, 01/15/25	EUR	137	170,904
5.88%, 01/15/25(e)(h)	USD	470	470,000

			40,526,360

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Metals & Mining — 3.4%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(e)	USD	175	$185,938
CONSOL Mining Corp., 11.00%, 11/15/25(e)		474	476,370
Constellium NV(e):
5.75%, 05/15/24		500	516,250
6.63%, 03/01/25(h)		523	555,687
5.88%, 02/15/26		250	259,088
First Quantum Minerals Ltd.(e)(h):
7.00%, 02/15/21		299	310,213
7.25%, 05/15/22		356	369,350
FMG Resources August 2006 Property Ltd., 9.75%, 03/01/22(e)		189	210,263
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		2,133	2,130,334
3.10%, 03/15/20		1,537	1,538,921
4.00%, 11/14/21		240	241,320
3.55%, 03/01/22		353	348,146
3.88%, 03/15/23		1,840	1,819,024
5.40%, 11/14/34		126	122,535
5.45%, 03/15/43		1,153	1,092,122
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(e)		479	514,925
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(e)		172	193,844
Kaiser Aluminum Corp., 5.88%, 05/15/24		112	120,120
Kinross Gold Corp.:
4.50%, 07/15/27(e)		122	122,915
6.88%, 09/01/41		65	73,856
Novelis Corp.(e)(h):
6.25%, 08/15/24		1,593	1,676,632
5.88%, 09/30/26		1,254	1,299,457
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	126,202
Ovako AB, 5.00%, 10/05/22		100	121,328
Steel Dynamics, Inc.:
5.13%, 10/01/21(h)	USD	645	661,931
5.25%, 04/15/23(h)		200	206,060
5.50%, 10/01/24		56	59,606
4.13%, 09/15/25(e)		195	195,488
5.00%, 12/15/26		15	15,853

Security	Par (000)		Value
Metals & Mining (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(e)	USD	225	$237,094
Teck Resources Ltd.:
4.50%, 01/15/21		86	88,903
3.75%, 02/01/23(h)		1,709	1,726,090
8.50%, 06/01/24(e)(h)		1,191	1,351,785
6.13%, 10/01/35		91	102,375
6.00%, 08/15/40(h)		444	492,840
5.20%, 03/01/42(h)		623	616,770
5.40%, 02/01/43		279	280,395
thyssenKrupp AG, 1.38%, 03/03/22	EUR	75	90,779
United States Steel Corp.:
8.38%, 07/01/21(e)	USD	320	349,600
6.88%, 08/15/25		176	182,125
Vale Overseas Ltd., 6.25%, 08/10/26		188	218,059
VM Holdings SA, 5.38%, 05/04/27(e)		237	250,035

			21,550,628
Multi-Utilities — 0.4%
Brooklyn Union Gas Co., 3.41%, 03/10/26(e)(h)		1,475	1,505,099
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 07/15/19		120	121,200
6.88%, 10/15/21		539	547,085

			2,173,384
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(e)(h)		332	189,240

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(e)		190	193,562

Oil, Gas & Consumable Fuels — 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		117	128,993
Andeavor Logistics LP, Series A, 6.88%(f)(g)(k)		324	327,985
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		39	40,195
6.25%, 10/15/22		70	74,361

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp. (continued):
4.25%, 12/01/27	USD	185	$184,901
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		55	56,788
Antero Resources Corp.:
5.13%, 12/01/22		76	77,900
5.63%, 06/01/23		74	77,145
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(e)		207	225,112
California Resources Corp., 8.00%, 12/15/22(e)(h)		153	113,220
Callon Petroleum Co., 6.13%, 10/01/24		300	309,000
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		98	100,328
8.25%, 07/15/25		127	137,795
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24(h)		773	877,355
5.88%, 03/31/25		352	381,480
5.13%, 06/30/27(e)		622	641,437
Cheniere Energy Partners LP, 5.25%, 10/01/25(e)		170	174,462
Chesapeake Energy Corp.(e):
8.00%, 12/15/22(h)		683	729,102
8.00%, 01/15/25		148	147,260
8.00%, 06/15/27(h)		765	732,717
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(e)		341	365,722
Citgo Holding, Inc., 10.75%, 02/15/20(e)		135	142,762
ConocoPhillips Co., 4.20%, 03/15/21(h)		232	244,655
CONSOL Energy, Inc.:
5.88%, 04/15/22(h)		3,845	3,931,512
8.00%, 04/01/23		19	20,283
Continental Resources, Inc.:
3.80%, 06/01/24(h)		275	270,875
4.90%, 06/01/44		164	155,800
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(e)		320	334,400

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23	USD	35	$36,225
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(e)		509	511,545
DCP Midstream LLC(e):
4.75%, 09/30/21		80	82,200
6.45%, 11/03/36		197	210,790
6.75%, 09/15/37		237	253,590
DEA Finance SA, 7.50%, 10/15/22	EUR	100	132,638
Denbury Resources, Inc.:
5.50%, 05/01/22	USD	238	154,700
4.63%, 07/15/23		62	37,510
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		92	95,910
Diamondback Energy, Inc., 5.38%, 05/31/25		203	209,535
Eclipse Resources Corp., 8.88%, 07/15/23		70	71,575
Endeavor Energy Resources LP/EER Finance, Inc.(e)(g):
5.50%, 01/30/26		123	124,538
5.75%, 01/30/28		224	226,520
Energy Transfer Equity LP:
7.50%, 10/15/20(h)		703	780,330
4.25%, 03/15/23		177	178,327
5.88%, 01/15/24(h)		352	377,520
5.50%, 06/01/27(h)		362	377,385
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(e)(m)		247	205,627
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		334	247,160
8.00%, 11/29/24(e)(h)		269	269,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 07/15/21(e)		338	357,435
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(e)		188	200,220
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25		145	148,987
Geopark Ltd., 6.50%, 09/21/24(e)		200	204,710

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(e)(h)	USD	828	$854,910
Gulfport Energy Corp.:
6.63%, 05/01/23		190	194,275
6.00%, 10/15/24		26	26,098
6.38%, 05/15/25		117	117,878
6.38%, 01/15/26(e)		230	231,150
Halcon Resources Corp., 6.75%, 02/15/25(e)		405	411,075
Hess Corp., 4.30%, 04/01/27		50	49,793
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(e)		421	432,051
Matador Resources Co., 6.88%, 04/15/23(h)		838	884,090
MEG Energy Corp.(e):
6.38%, 01/30/23		30	27,488
7.00%, 03/31/24(h)		670	603,000
6.50%, 01/15/25(h)		1,136	1,113,280
Murphy Oil Corp.:
6.88%, 08/15/24(h)		260	279,825
5.88%, 12/01/42		67	65,995
Nabors Industries, Inc., 0.75%, 01/15/24(e)(m)		399	296,257
Newfield Exploration Co., 5.63%, 07/01/24		111	119,880
NGPL PipeCo LLC(e):
4.38%, 08/15/22		378	387,450
4.88%, 08/15/27		181	187,909
7.77%, 12/15/37(h)		475	586,625
Noble Holding International Ltd., 7.75%, 01/15/24		229	198,085
Oasis Petroleum, Inc.:
6.50%, 11/01/21		54	54,675
6.88%, 03/15/22		10	10,188
6.88%, 01/15/23		50	50,938
2.63%, 09/15/23(m)		220	251,075
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/23(b)(c)(e)		350	122,423
ONEOK, Inc., 6.00%, 06/15/35		35	39,471
Paramount Resources Ltd., 6.88%, 06/30/23(e)		335	356,356

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Parker Drilling Co., 7.50%, 08/01/20	USD	123	$112,545
Parsley Energy LLC/Parsley Finance Corp.(e):
6.25%, 06/01/24		73	77,198
5.38%, 01/15/25		316	319,950
5.25%, 08/15/25		77	77,385
5.63%, 10/15/27		249	254,446
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25(e)		212	223,130
PDC Energy, Inc., 5.75%, 05/15/26(e)		175	181,125
Petrobras Global Finance BV:
6.13%, 01/17/22		335	356,775
8.75%, 05/23/26		176	210,100
6.00%, 01/27/28(e)		189	190,134
Petroleos Mexicanos(e):
5.38%, 03/13/22		39	41,691
6.50%, 03/13/27		117	129,022
Precision Drilling Corp.:
7.75%, 12/15/23		75	77,438
7.13%, 01/15/26(e)		114	114,856
QEP Resources, Inc., 5.25%, 05/01/23		42	42,525
Range Resources Corp.:
5.88%, 07/01/22(h)		250	256,875
5.00%, 03/15/23		326	322,740
4.88%, 05/15/25		80	78,000
Resolute Energy Corp., 8.50%, 05/01/20		412	418,695
Rockies Express Pipeline LLC(e):
6.85%, 07/15/18		183	186,431
6.00%, 01/15/19		20	20,644
5.63%, 04/15/20(h)		550	576,125
6.88%, 04/15/40(h)		440	495,550
Rowan Cos., Inc.:
4.88%, 06/01/22		70	66,828
4.75%, 01/15/24		44	39,160
7.38%, 06/15/25(h)		664	667,320
RSP Permian, Inc.:
6.63%, 10/01/22		291	306,277
5.25%, 01/15/25		151	154,020
Sanchez Energy Corp.:
7.75%, 06/15/21		50	47,375
6.13%, 01/15/23(h)		1,210	1,020,937
SESI LLC, 7.13%, 12/15/21		85	86,806

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd., 5.38%, 09/30/25(e)	USD	560	$562,800
SM Energy Co.:
6.50%, 11/15/21		100	100,750
6.50%, 01/01/23		60	60,600
5.63%, 06/01/25(h)		443	426,387
6.75%, 09/15/26		118	119,328
Southwestern Energy Co.:
6.70%, 01/23/25		40	41,600
7.50%, 04/01/26		172	184,040
7.75%, 10/01/27		223	238,610
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26(h)		235	230,485
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e):
5.50%, 09/15/24(h)		414	429,525
5.50%, 01/15/28		312	321,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		15	15,375
5.13%, 02/01/25		114	116,565
5.38%, 02/01/27		79	80,975
5.00%, 01/15/28(e)		396	393,030
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20(h)		138	140,208
Transocean, Inc., 7.50%, 01/15/26(e)		265	272,287
Weatherford International LLC, 6.80%, 06/15/37		27	21,735
Weatherford International Ltd.:
6.50%, 08/01/36		208	166,400
7.00%, 03/15/38		8	6,660
5.95%, 04/15/42		310	236,375
Whiting Petroleum Corp., 5.00%, 03/15/19(h)		862	868,465
WildHorse Resource Development Corp., 6.88%, 02/01/25		136	138,735
Williams Cos., Inc.:
4.55%, 06/24/24		67	69,429
5.75%, 06/24/44(h)		819	863,021
WPX Energy, Inc.:
7.50%, 08/01/20		47	50,995
6.00%, 01/15/22		221	227,630

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued):
8.25%, 08/01/23	USD	32	$36,120
5.25%, 09/15/24		158	155,235
YPF SA, 8.50%, 07/28/25		293	342,517

			38,519,107
Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(e)		168	182,700

Pharmaceuticals — 2.0%
AbbVie, Inc., 3.60%, 05/14/25(h)		695	710,115
Actavis Funding SCS, 3.45%, 03/15/22(h)		2,460	2,501,864
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24(e)		205	207,050
Endo Finance LLC/Endo Finco, Inc.(e):
7.25%, 01/15/22		121	105,270
5.38%, 01/15/23		65	50,700
6.00%, 07/15/23(h)		233	182,323
Ephios Bondco PLC, 6.25%, 07/01/22	EUR	100	126,166
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(e)	USD	191	209,622
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(e)(h)		1,179	1,214,370
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	121,405
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23(h)	USD	1,500	1,467,735
Team Health Holdings, Inc., 6.38%, 02/01/25(e)		315	285,075
Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23	EUR	100	109,398
Valeant Pharmaceuticals International, Inc.(e):
6.38%, 10/15/20	USD	304	303,620
7.50%, 07/15/21		210	207,375
6.75%, 08/15/21(h)		728	711,620
5.63%, 12/01/21		474	440,820
6.50%, 03/15/22		697	731,850
7.25%, 07/15/22		31	30,225

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.(e) (continued):
5.50%, 03/01/23	USD	16	$13,700
5.88%, 05/15/23(h)		611	534,503
7.00%, 03/15/24		476	509,915
6.13%, 04/15/25(h)		605	518,787
5.50%, 11/01/25		1,166	1,180,692

			12,474,200
Real Estate — 0.1%
Prologis LP, 3.75%, 11/01/25(h)		255	268,091

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc., 3.45%, 06/01/25(h)		1,245	1,274,156
ERP Operating LP, 3.38%, 06/01/25(h)		1,015	1,031,723
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(e)		175	178,500
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		179	181,685
iStar, Inc.:
4.63%, 09/15/20		113	114,695
6.00%, 04/01/22		100	103,625
5.25%, 09/15/22		113	114,271
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(h)		1,628	1,741,960
4.50%, 09/01/26		524	527,930
4.50%, 01/15/28(e)		322	319,987
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	162,509
Starwood Property Trust, Inc.:
5.00%, 12/15/21	USD	234	243,653
4.75%, 03/15/25(e)(g)		96	95,760
Trust F/1401, 6.95%, 01/30/44		706	777,482
TVL Finance PLC, (3 mo. LIBOR GBP + 4.88%), 5.40%, 05/15/23(d)	GBP	100	135,240
Ventas Realty LP, 4.13%, 01/15/26(h)	USD	650	675,602

Security	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21(h)	USD	1,300	$1,381,214

			9,059,992
Real Estate Management & Development — 0.3%
ADLER Real Estate AG, 2.13%, 02/06/24	EUR	100	117,812
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(e)	USD	174	179,220
Howard Hughes Corp., 5.38%, 03/15/25(e)		218	223,995
Realogy Group LLC/Realogy Co-Issuer Corp.(e):
4.50%, 04/15/19(h)		301	306,268
5.25%, 12/01/21		58	60,320
4.88%, 06/01/23(h)		537	541,027
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	122,001
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18(e)	USD	220	220,550

			1,771,193
Road & Rail — 0.9%
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	121,459
EC Finance PLC, 2.38%, 11/15/22		100	122,023
Herc Rentals, Inc.(e):
7.50%, 06/01/22	USD	128	137,920
7.75%, 06/01/24		121	132,507
Hertz Corp.:
6.75%, 04/15/19		285	285,000
7.63%, 06/01/22(e)		144	148,640
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(e)(h)		3,000	3,300,000
Loxam SAS:
3.50%, 05/03/23	EUR	100	124,351
6.00%, 04/15/25		100	129,985
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	160	164,800
4.63%, 10/15/25		392	399,448
4.88%, 01/15/28		282	285,173

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Road & Rail (continued)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/23(e)	USD	319	$330,165

			5,681,471
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		73	82,490
Analog Devices, Inc.(h):
3.90%, 12/15/25		375	390,771
3.50%, 12/05/26		275	276,716
Applied Materials, Inc., 3.90%, 10/01/25(h)		285	303,464
Broadcom Corp./Broadcom Cayman Finance Ltd.(e)(h):
3.00%, 01/15/22		1,250	1,235,504
3.63%, 01/15/24		1,515	1,498,408
Microchip Technology, Inc.(m):
1.63%, 02/15/25		70	118,081
2.13%, 12/15/37		60	222,638
Micron Technology, Inc.:
5.25%, 01/15/24(e)		39	40,658
5.50%, 02/01/25		10	10,575
Series G, 3.00%, 11/15/43(m)		352	522,060
Microsemi Corp., 9.13%, 04/15/23(e)		20	22,625
NXP BV/NXP Funding LLC(e):
4.13%, 06/15/20(h)		834	857,196
4.13%, 06/01/21		200	205,624
4.63%, 06/01/23(h)		425	448,974
ON Semiconductor Corp., 1.00%, 12/01/20(m)		255	315,244
QUALCOMM, Inc., 3.45%, 05/20/25(h)		1,570	1,561,146
Sensata Technologies BV(e):
5.63%, 11/01/24		179	197,795
5.00%, 10/01/25(h)		332	354,410

			8,664,379
Software — 1.9%
ACI Worldwide, Inc., 6.38%, 08/15/20(e)(h)		360	367,200
BMC Software Finance, Inc., 8.13%, 07/15/21(e)		426	431,193
CA, Inc., 3.60%, 08/15/22(h)		555	560,913

Security	Par (000)		Value
Software (continued)
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(e)	USD	395	$442,400
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(e)		46	46,000
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(e)(h)(i)		545	558,625
Infor US, Inc., 6.50%, 05/15/22(h)		1,663	1,712,890
Informatica LLC, 7.13%, 07/15/23(e)		691	704,820
Nuance Communications, Inc.:
5.38%, 08/15/20(e)(h)		36	36,504
6.00%, 07/01/24		174	186,180
5.63%, 12/15/26(e)		143	149,793
PTC, Inc., 6.00%, 05/15/24		202	216,645
Rackspace Hosting, Inc., 8.63%, 11/15/24(e)		200	214,500
RP Crown Parent LLC, 7.38%, 10/15/24(e)		392	408,660
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(e)(h)		1,962	2,207,250
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(e)(h)		303	315,120
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23(h)		605	639,787
TIBCO Software, Inc., 11.38%, 12/01/21(e)(h)		784	852,600
Veritas US, Inc./Veritas Bermuda Ltd.(e):
7.50%, 02/01/23		925	971,250
10.50%, 02/01/24(h)		800	838,000

			11,860,330
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(h)		334	348,195
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(e)		324	328,050
Group 1 Automotive, Inc.:
5.00%, 06/01/22(h)		155	159,844

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Specialty Retail (continued)
Group 1 Automotive, Inc. (continued):
5.25%, 12/15/23(e)	USD	18	$18,630
JC Penney Corp., Inc.:
8.13%, 10/01/19(h)		42	42,525
6.38%, 10/15/36		21	12,600
7.40%, 04/01/37		64	40,320
L Brands, Inc., 6.88%, 11/01/35(h)		371	374,710
Masaria Investments SAU, 5.00%, 09/15/24	EUR	100	120,721
Penske Automotive Group, Inc., 5.50%, 05/15/26	USD	32	32,560
PetSmart, Inc., 5.88%, 06/01/25(e)		133	114,380
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	128,157

			1,720,692
Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(e)(h):
4.42%, 06/15/21	USD	40	41,763
7.13%, 06/15/24		651	707,669
6.02%, 06/15/26		135	148,407
8.35%, 07/15/46		80	100,663
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(h)		375	390,523
Riverbed Technology, Inc., 8.88%, 03/01/23(e)		165	155,306
Western Digital Corp.:
7.38%, 04/01/23(e)(h)		459	499,163
10.50%, 04/01/24		248	288,052

			2,331,546
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	54	69,673
Levi Strauss & Co., 3.38%, 03/15/27		100	125,422

			195,095
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	139,865
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e):
5.25%, 03/15/22	USD	31	32,008
5.25%, 10/01/25		194	193,515

Security	Par (000)		Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp., 5.75%, 08/15/23	USD	163	$178,077

			543,465
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 06/12/20(h)		396	403,146

Transportation Infrastructure — 1.2%
CEVA Group PLC, 7.00%, 03/01/21(e)		460	443,900
CMA CGM SA, 7.75%, 01/15/21	EUR	100	124,313
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 03/15/18(e)(h)	USD	6,155	6,182,747
Rumo Luxembourg Sarl, 7.38%, 02/09/24(e)		293	316,440
Swissport Financing Sarl, 9.75%, 12/15/22	EUR	100	127,643
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(e)(h)	USD	435	451,902
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	100	127,654

			7,774,599
Utilities — 0.3%
AES Argentina Generacion SA, 7.75%, 02/02/24(e)	USD	293	318,345
AES Panama SRL, 6.00%, 06/25/22(e)		200	210,098
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	100	124,307
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(e)	USD	293	325,728
Inkia Energy, Ltd., 5.88%, 11/09/27(e)		377	379,827
Stoneway Capital Corp., 10.00%, 03/01/27(e)(h)		293	312,778

			1,671,083
Wireless Telecommunication Services — 2.4%
CoreCivic, Inc., 4.75%, 10/15/27		136	133,960
CyrusOne LP/CyrusOne Finance Corp.(e):
5.00%, 03/15/24(h)		403	419,120
5.00%, 03/15/24		107	111,280

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
CyrusOne LP/CyrusOne Finance Corp.(e) (continued):
5.38%, 03/15/27	USD	50	$52,375
Digicel Group Ltd., 8.25%, 09/30/20(e)		200	192,700
Digicel Ltd., 6.00%, 04/15/21(e)(h)		2,073	1,999,719
Equinix, Inc., 2.88%, 10/01/25	EUR	100	121,432
GEO Group, Inc.:
5.13%, 04/01/23	USD	407	409,035
6.00%, 04/15/26		22	22,825
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	100	121,828
4.00%, 11/15/27		100	117,816
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(e)	USD	215	205,862
Rogers Communications, Inc., 5.00%, 03/15/44(h)		545	616,397
SBA Communication Corp.:
4.00%, 10/01/22(e)		401	403,005
4.88%, 09/01/24		263	272,205
Sprint Capital Corp.:
6.90%, 05/01/19		135	141,919
6.88%, 11/15/28(h)		735	754,294
8.75%, 03/15/32(h)		750	868,125
Sprint Communications, Inc.:
7.00%, 03/01/20(e)(h)		726	777,727
7.00%, 08/15/20		125	133,438
6.00%, 11/15/22		49	49,490
Sprint Corp.:
7.88%, 09/15/23(h)		798	859,845
7.13%, 06/15/24(h)		1,857	1,932,450
7.63%, 02/15/25		407	432,234
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(e)(h)		787	793,139
T-Mobile USA, Inc.:
6.13%, 01/15/22		75	77,625
4.00%, 04/15/22		197	202,417
6.00%, 03/01/23(h)		304	318,949
6.63%, 04/01/23		547	572,299
6.84%, 04/28/23		55	57,750
6.50%, 01/15/24(h)		535	567,769
6.38%, 03/01/25		14	15,028

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued):
5.13%, 04/15/25	USD	201	$210,045
5.38%, 04/15/27		120	128,400
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23(h)		445	426,087
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		327	364,110
Wind Tre SpA, 5.00%, 01/20/26(e)		211	202,117
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(e)(i)		115	122,475

			15,207,291

Total Corporate Bonds — 62.9% (Cost — $387,401,153)			396,370,752

Floating Rate Loan Interests — 38.5%

Aerospace & Defense — 0.6%
Accudyne Industries LLC, 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 08/02/24(n)(o)		1,085	1,089,524
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 07/07/22(o)		160	160,920
Engility Corp.(n):
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.10%, 08/12/20		103	104,073
Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.60%, 08/12/23		185	186,547
GTCR Valor Companies, Inc., 2017 Term Loan B1, (3 mo. LIBOR + 4.25%), 5.58%, 06/16/23(n)		249	251,958
TransDigm, Inc.(n):
2017 Extended Term Loan F, (1 mo. LIBOR + 2.75%), 4.10%, 06/09/23		1,366	1,366,556
2017 Term Loan E, (1 mo. LIBOR + 2.75%), 4.10%, 06/09/23		630	631,132

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Aerospace & Defense (continued)
TransDigm, Inc.(n) (continued):
2017 Term Loan G, (3 mo. LIBOR + 3.00%), 4.35%, 08/22/24	USD	78	$77,960

			3,868,670
Air Freight & Logistics — 0.4%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, (1 mo. LIBOR + 2.25%), 3.53%, 04/03/22(n)		1,712	1,711,961
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(n)		213	198,259
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.88%, 03/19/21(n)		217	206,410
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.88%, 03/19/21(n)		42	39,800
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.88%, 03/19/21(n)		287	272,511

			2,428,941
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 2.68%, 09/10/18(n)		138	136,286

Auto Components — 0.1%
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 6.48%, 05/19/23(a)(n)		313	315,776

Security	Par (000)		Value
Auto Components (continued)
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.35%, 05/16/24(n)	USD	545	$542,275

			858,051
Automobiles — 0.1%
CH Hold Corp.(n):
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 02/01/24		405	408,519
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 8.60%, 02/01/25		110	112,200
FCA US LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.29%, 12/31/18(n)		373	373,740

			894,459
Banks — 0.1%
Capri Finance LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 4.63%, 11/01/24(n)		645	642,988

Building Materials — 0.1%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.08%, 07/28/22(n)		229	227,501
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.88%, 07/28/23(n)		290	288,309

			515,810
Building Products — 0.4%
Continental Building Products LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.83%, 08/18/23(n)		592	593,690

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Building Products (continued)
CPG International Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 05/03/24(n)	USD	632	$633,365
Jeld-Wen, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 07/01/22(n)		511	513,798
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 02/01/21(n)		322	323,772
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.59%, 12/19/23(n)		655	659,736

			2,724,361
Capital Markets — 0.3%
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 2.75%, 06/14/22(n)		445	449,673
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.11%, 10/12/22(n)		427	428,601
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 3.33%, 03/27/23(n)		866	869,269

			1,747,543
Chemicals — 1.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/31/24(n)		608	612,022
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.33%, 06/01/24(n)		703	704,511

Security	Par (000)		Value
Chemicals (continued)
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 05/16/24(n)	USD	444	$445,690
Chemours Company, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 05/12/22(n)		290	292,834
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 06/28/24(n)		215	215,716
Encapsys LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 11/07/24(n)		335	336,886
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 5.11%, 07/09/19(n)		101	91,208
H.B. Fuller Co., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.53%, 10/12/24(n)		740	742,671
Huntsman International LLC, Term Loan B2, (1 mo. LIBOR + 3.00%), 4.35%, 04/01/23(n)		279	280,877
MacDermid, Inc.(n):
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 06/07/23		505	507,817
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 3.85%, 06/07/20		616	619,927
OXEA Finance & Cy SCA, 2017 Term Loan, (3 mo. LIBOR + 3.50%), 4.88%, 10/11/24(n)		1,128	1,129,884
PQ Corp., 2017 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 11/04/22(n)		610	615,759

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals (continued)
Solenis International LP(n):
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.73%, 07/31/21	USD	503	$504,608
2nd Lien Term Loan, (3 mo. LIBOR + 6.75% 1.00% Floor), 8.23%, 07/31/22		537	523,243
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.13%, 08/07/20(n)		476	475,633

			8,099,286
Commercial Services & Supplies — 1.8%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.45%, 11/10/23(n)		1,033	1,033,532
Asurion LLC(n):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.35%, 08/04/25		298	305,525
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 08/04/22		225	225,597
2017 Term Loan B5, (1 mo. LIBOR + 3.00%), 4.35%, 11/03/23		1,431	1,435,893
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 10/03/23(n)		658	660,151
Catalent Pharma Solutions, Inc., Term Loan B, (1 Week LIBOR + 2.25% 1.00% Floor), 3.49%, 05/20/21(n)		1,183	1,188,495
Clean Harbors, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.35%, 06/27/24(n)		214	215,535

Security	Par (000)		Value
Commercial Services & Supplies (continued)
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.75%, 02/15/24(n)	USD	710	$715,847
Dealer Tire LLC, 2016 Term Loan B, (1 Week LIBOR + 3.75% 1.00% Floor), 5.13%, 12/22/21(n)		228	228,697
Employbridge LLC, Exit Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 7.83%, 05/16/20(n)		160	154,140
Garda World Security Corp., 2017 Term Loan, (PRIME + 3.00%), 5.24%, 05/24/24(n)		281	281,993
Harland Clarke Holdings Corp., Term Loan B6, (3 mo. LIBOR + 5.500%,1.00% Floor), 6.83%, 02/09/22(n)		278	278,348
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 3.88%, 03/09/23(n)		337	338,472
Livingston International, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.58%, 04/18/19(n)		136	131,019
Packers Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.74%, 12/02/21(n)		566	566,482
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/02/22(n)		889	895,521
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 07/14/23(n)		714	721,110

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Services & Supplies (continued)
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 10/10/24(n)	USD	1,105	$1,103,583
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 09/27/24(n)		1,140	1,147,207

			11,627,147
Communications Equipment — 0.5%
Avantor, Inc., 2017 1st Lien Term Loan, 09/07/24(o)		891	891,276
Avaya, Inc.:
DIP Term Loan, (1 mo. LIBOR + 7.500%, 1.00% Floor), 8.70%, 01/24/18(n)		55	54,971
Exit Term Loan B, 11/08/24(o)		745	734,488
Term Loan B7, 0.00%, 05/29/20(n)(b)(c)		289	220,184
Colorado Buyer, Inc., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 05/01/24(n)		544	546,220
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 3.38%, 12/29/22(a)(n)		268	269,340
Riverbed Technology, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 04/24/22(n)		301	295,578

Security	Par (000)		Value
Communications Equipment (continued)
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 11/01/24(n)	USD	430	$433,629

			3,445,686
Construction & Engineering — 0.5%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.63%, 06/21/24(n)		2,151	2,159,492
CNT Holdings III Corp., 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 01/22/23(n)		375	362,734
Pike Corp., Replacement Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 09/20/24(n)		229	232,585
USIC Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.00%, 12/08/23(n)		410	412,775

			3,167,586
Construction Materials — 0.4%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 08/01/24(n)		885	889,983
Filtration Group Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/21/20(n)		1,225	1,234,045

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Construction Materials (continued)
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.38%, 04/01/23(n)	USD	701	$704,862

			2,828,890
Containers & Packaging — 0.3%
Berlin Packaging LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 10/01/21(n)		259	260,596
Berry Plastics Group, Inc., Term Loan M, (1 mo. LIBOR + 2.25%), 3.50%, 10/01/22(n)		970	972,969
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.52%, 04/03/24(n)		565	567,805
Plastipak Holdings, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.02%, 10/04/24(n)		290	291,378

			2,092,748
Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 10/31/23(n)		933	935,615
American Tire Distributors Holdings, Inc., 2015 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.60%, 09/01/21(n)		219	220,746
TriMark USA LLC:
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50%), 4.82%, 09/26/24(n)		597	600,684

Security	Par (000)		Value
Distributors (continued)
TriMark USA LLC (continued):
Delayed Draw Term Loan, 09/26/24(o)	USD	28	$28,021

			1,785,066
Diversified Consumer Services — 0.6%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.60%, 07/12/24(n)		380	381,900
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (PRIME + 1.25%), 3.60%, 11/07/23(n)		721	722,857
Serta Simmons Bedding LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.84%, 11/08/23(n)		1,287	1,242,231
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 11/08/23(n)		735	735,596
Spin Holdco Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.75%, 1.00% Floor), 5.15%, 11/14/22(n)		429	431,978
Weight Watchers International, Inc., 2017 Term Loan B, 11/17/24(o)		195	191,840

			3,706,402
Diversified Financial Services — 0.3%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.08%, 04/04/24(n)		966	969,742
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.57%, 06/28/24(n)		499	502,491
Nomad Foods Europe Midco Ltd., Term Loan B, (1 mo. LIBOR + 2.75%), 4.00%, 05/15/24(n)		395	395,988

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Financial Services (continued)
SAM Finance Luxembourg Sarl, Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.57%, 12/17/20(n)	USD	55	$55,765

			1,923,986
Diversified Telecommunication Services — 2.3%
CenturyLink, Inc.:
2017 Term Loan A, 02/09/22(o)		500	495,780
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.10% 01/31/25(n)		4,573	4,375,812
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 10/04/23(n)		139	136,612
Frontier Communications Corp., 2017 Term Loan B1, (1 mo. LIBOR + 3.75%), 5.09%, 06/15/24(n)		669	636,693
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 05/16/24(n)		440	439,761
Level 3 Financing, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.70%, 02/22/24(n)		2,497	2,493,879
Lumos Networks Operating Co.(o):
1st Lien Term Loan B, 10/16/24		308	309,513
Topco Term Loan, 10/16/24		302	301,621
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 3.88%, 02/02/24(n)		1,532	1,531,692
Telenet International Finance Sarl:
Term Loan AI, (1 mo. LIBOR + 2.75%), 4.00%, 06/30/25(n)		2,080	2,081,165

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Telenet International Finance Sarl (continued):
Term Loan AL, 03/02/26(o)	USD	1,475	$1,475,000
Zayo Group LLC, 2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.31%, 01/19/21(n)		345	345,369

			14,622,897
Electric Utilities — 0.8%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 06/30/18(n)		3,855	3,866,719
TEX Operations Co. LLC(n):
Exit Term Loan B, (1 mo. LIBOR + 2.75%), 4.08%, 08/04/23		654	656,502
Exit Term Loan C, (3 mo. LIBOR + 2.75%), 4.08%, 08/04/23		152	152,511
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/18(a)(o)		780	—
Vistra Operations Co. LLC, 2016 Term Loan B2, (3 mo. LIBOR + 2.75%), 4.02%, 12/14/23(n)		152	153,591

			4,829,323
Electrical Equipment — 0.2%
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.39%, 04/01/24(n)		1,183	1,189,285

Electronic Equipment, Instruments & Components — 0.1%
Excelitas Technologies Corp., 2017 1st Lien Term Loan, 11/15/24(o)		300	301,875

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.37%, 10/27/21(n)	USD	332	$332,569

			634,444
Energy Equipment & Services — 0.3%
Exgen Texas Power LLC, Term Loan B, (1 mo. LIBOR + 4.75), 6.08%, 09/16/21(n)		370	228,543
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.24%, 03/01/24(n)		983	965,798
Ocean Rig UDW Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		57	57,385
Pioneer Energy Services Corp., Term Loan, (1 Week LIBOR + 7.75%, 1.00% Floor), 8.99%, 11/02/22(n)		260	260,325
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.33%, 02/21/21(n)		284	218,282
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 3.65%, 07/13/20(n)		455	442,678

			2,173,011
Food & Staples Retailing — 0.6%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.99%, 02/03/24(n)		698	686,292
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 08/03/22(n)		1,198	1,199,680
Rite Aid Corp.(n):
2nd Lien Term Loan, (1 Week LIBOR + 4.75% 1.00% Floor), 5.96%, 08/21/20		240	240,701

Security	Par (000)		Value
Food & Staples Retailing (continued)
Rite Aid Corp. (continued)(n):
2nd Lien Term Loan, (1 Week LIBOR + 3.87%, 1.00% Floor), 5.09%, 06/21/21	USD	815	$816,019
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.10%, 06/27/23(n)		657	659,771

			3,602,463
Food Products — 0.9%
Albertsons LLC, 2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 08/25/21(n)		638	619,571
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.74%, 10/09/23(n)		746	753,613
Dole Food Company Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.99%, 04/06/24(n)		338	338,953
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.76%, 10/30/22(n)		1,157	1,131,771
Pinnacle Foods Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.24%, 02/02/24(n)		640	643,562
Reddy Ice Corp.(n):
1st Lien Term Loan, (PRIME + 4.50%), 6.88%, 05/01/19		640	629,475
2nd Lien Term Loan, (3 mo. LIBOR + 9.50%), 10.85%, 11/01/19		233	219,020

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Food Products (continued)
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.10%, 02/05/23(n)	USD	1,263	$1,268,698

			5,604,663
Health Care Equipment & Supplies — 1.0%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.50%), 3.84%, 09/28/23(n)		621	624,353
CryoLife, Inc., Term Loan B, 11/14/24(o)		585	587,925
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.60%, 06/08/20(n)		1,877	1,858,162
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00%, 1.00% Floor), 6.31%, 06/15/21(n)		1,134	1,149,742
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.08%, 09/24/24(n)		512	511,512
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.08%, 06/30/21(n)		1,401	1,403,740

			6,135,434
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(n):
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.10%, 02/11/22		231	232,901
Tranche B-2 Term Loan, (1 mo. LIBOR + 2.75%), 3.99%, 02/16/23		639	641,818
Air Medical Group Holdings, Inc., 2017 Term Loan B2, 09/07/24(o)		560	562,660

Security		Par (000)	Value
Health Care Providers & Services (continued)
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/17/22(n)	USD	854	$859,547
CHG Healthcare Services, Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 06/07/23(n)		970	973,562
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 12/31/19(n)		110	106,595
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 02/07/22(n)		319	318,317
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.10%, 06/24/21(n)		252	254,520
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 12/01/23(n)		2,372	2,376,534
HC Group Holdings III, Inc., Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.35%, 04/07/22(n)		818	825,172
HCA, Inc., Term Loan B9, (1 mo. LIBOR + 2.00%), 3.35%, 03/17/23(n)		1,083	1,086,252
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 06/07/23(n)		1,068	1,068,838
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 10/20/22(a)(n)		608	611,166
NVA Holdings, Inc., 1st Lien Term Loan B2, (3 mo. LIBOR + 3.50%), 4.83%, 08/14/21(n)		622	625,944

32	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 02/06/24(n)	USD	398	$388,533
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.85%, 02/13/23(n)		559	560,557

			11,492,916
Health Care Technology — 0.3%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 03/01/24(n)		1,144	1,146,464
Press Ganey Holdings, Inc.(n):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 10/23/23		490	493,413
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 7.85%, 10/21/24		145	146,211

			1,786,088
Hotels, Restaurants & Leisure — 2.2%
Amaya Holdings BV(n):
2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.33%, 08/01/22		111	111,173
Repriced Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.83%, 08/01/21		974	978,659
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 3.70%, 09/15/23(n)		528	530,211
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.44%, 08/15/20(n)		960	965,681

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Burger King Newco Unlimited Liability Co., Term Loan B3, (3 mo. LIBOR + 2.25%, 1.00% Floor), 3.58%, 02/16/24(n)	USD	2,040	$2,039,094
Caesars Entertainment Resort Properties LLC, Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.85%, 10/11/20(n)		2,507	2,505,013
Caesars Growth Properties Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 05/08/21(n)		903	903,195
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 09/27/24(o)		1,496	1,503,326
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.10%, 08/08/21(n)		543	545,257
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.35%, 02/14/21(n)		530	509,269
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.50%), 4.83%, 07/26/24(n)		455	457,325
ESH Hospitality, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 08/30/23(n)		866	867,470
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.85%, 11/30/23(n)		99	99,704
Gateway Casinos & Entertainment Ltd., Term Loan B1, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.08%, 02/22/23(n)		135	136,051
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 2.00%), 3.33%, 10/25/23(n)		32	32,021

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
La Quinta Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.11%, 04/14/21(n)	USD	238	$238,448
Playa Resorts Holding BV, 2017 Term Loan B, 04/05/24(o)		375	376,312
Scientific Games International, Inc., 2017 Term Loan B4, (1 mo. LIBOR + 3.25%), 4.60%, 08/14/24(n)		1,142	1,152,106

			13,950,315
Household Durables — 0.1%
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 8.00% 1.00% Floor), 9.24%, 11/08/24(n)		741	672,787

Household Products — 0.3%
Diamond (BC) B.V., Term Loan, (2 mo. LIBOR + 3.00%), 4.42%, 09/06/24(n)		885	885,513
Spectrum Brands, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.00%), 3.40%, 06/23/22(n)		930	935,144

			1,820,657
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.45%, 05/24/22(n)		478	479,095
Calpine Construction Finance Co., LP, Original Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 05/03/20(n)		488	487,690
Calpine Corp.(n):
Term Loan B5, (3 mo. LIBOR + 2.75%), 4.09%, 01/15/24		255	254,977
Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.09%, 01/15/23		270	270,428

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (continued)(n):
Term Loan B7, (3 mo. LIBOR + 2.75%), 4.09%, 05/31/23	USD	407	$407,508
Dynegy, Inc., 2017 Term Loan C, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 02/07/24(n)		1,064	1,069,999
Granite Acquisition, Inc.(n):
Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.34%, 12/19/21		1,086	1,096,791
Term Loan C, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 12/19/21		49	49,583
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 05/16/24(n)		818	823,675
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 12/09/21(a)(n)		502	451,821

			5,391,567
Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 11/30/23(n)		1,166	1,171,470
Sequa Corp., 1st Lien Term Loan, (2 mo. LIBOR + 5.50% 1.00% Floor), 6.87%, 11/28/21(n)		479	481,793

			1,653,263
Insurance — 0.8%
Alliant Holdings I, Inc., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/12/22(n)		741	744,039

34	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Insurance (continued)
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 01/25/24(n)	USD	620	$621,863
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 4.85%, 10/22/24(n)		449	452,125
Davis Vision Inc., 1st Lien Term Loan B, 11/01/24(o)		605	608,025
Hub International Ltd., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 10/02/20(n)		661	663,240
Sedgwick Claims Management Services, Inc.(n):
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/01/21		797	799,403
2016 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 03/01/21		262	263,242
2nd Lien Term Loan, (1 mo. LIBOR + 5.75% 1.00% Floor), 7.10%, 02/28/22		765	771,694
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/22/23(n)		234	235,732

			5,159,363
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.25%), 4.60%, 08/18/23(n)		491	493,639

Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 02/15/24(n)		1,186	1,189,354

Security	Par (000)		Value
Internet Software & Services (continued)
GTT Communications, Inc., 2017 Add on Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 01/09/24(n)	USD	161	$161,790
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/03/23(n)		1,049	1,047,867
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 05/06/24(n)		469	467,264
WaveDivision Holdings LLC, Term Loan B, (2 mo. LIBOR + 2.75% 1.00% Floor), 4.13%, 10/15/19(n)		380	380,097

			3,246,372
IT Services — 2.3%
First Data Corp. (n):
2022 Term Loan, (1 mo. LIBOR + 2.25%), 3.56%, 07/08/22		815	815,326
2024 Term Loan, (1 mo. LIBOR + 2.25%), 3.56%, 04/26/24		3,755	3,754,568
First Data Corp.(n) (continued):
Term Loan A, (1 mo. LIBOR + 1.75%), 3.06%, 06/02/20		131	131,321
NeuStar, Inc.(n):
Term Loan B1, (3 mo. LIBOR + 3.25%), 4.65%, 01/08/20		104	104,927
Term Loan B2, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.15%, 08/08/24		344	346,998
Optiv Security, Inc.(n):
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 02/01/24		1,229	1,170,411

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
IT Services (continued)
Optiv Security, Inc. (continued)(n):
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 02/01/25	USD	335	$309,519
Peak 10, Inc.(n):
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.82%, 08/01/24		696	697,178
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 08/01/25		513	518,556
Sabre Global Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.60%, 02/22/24(n)		896	899,243
TKC Holdings, Inc.(n):
2017 2nd Lien Term Loan, (2 mo. LIBOR + 8.00% 1.00% Floor), 9.42%, 02/01/24		438	441,285
2017 Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.67%, 02/01/23		716	724,015
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.35%, 04/10/23(n)		1,140	1,143,539
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.25%, 10/14/23(n)		515	517,697
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/30/23(n)		1,446	1,453,075

Security	Par (000)		Value
IT Services (continued)
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.75%), 4.10%, 06/30/23(n)	USD	1,200	$1,207,119

			14,234,777
Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc.(n):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/30/24		306	306,894
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.33%, 08/30/25		300	303,750
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 09/27/24(n)		560	563,035

			1,173,679
Machinery — 0.7%
Clark Equipment Co., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.83%, 05/18/24(n)		356	357,551
Columbus McKinnon Corp., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/31/24(a)(n)		92	93,170
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.08%, 07/30/24(n)		889	891,629
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.85%, 08/05/24(n)		494	495,077
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 05/27/22(n)		756	760,950

36	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Machinery (continued)
Mueller Water Products, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.85%, 11/25/21(n)	USD	297	$298,883
Rexnord LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.11%, 08/21/23(n)		759	759,170
Signode Industrial Group US, Inc., Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 05/04/21(n)		76	76,872
Tecomet Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.13%, 05/01/24(n)		459	462,719

			4,196,021
Media — 3.2%
Altice Financing SA, 2017 1st Lien Term Loan, 01/05/26(a)(o)		84	80,995
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 07/28/25(n)		2,193	2,175,682
Cable One, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.25%), 3.57%, 05/01/24(a)(n)		259	259,674
CBS Radio Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.17%, 11/17/24(n)		376	378,198
Charter Communications Operating LLC, 2016 Term Loan I Add, (1 mo. LIBOR + 2.25%), 3.60%, 01/15/24(n)		1,705	1,712,382
CSC Holdings LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 3.51%, 07/17/25(n)		1,496	1,486,892
DHX Media Ltd., Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.10%, 12/29/23(n)		279	279,476
Getty Images, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.83%, 10/18/19(n)		177	153,975

Security	Par (000)		Value
Media (continued)
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.49%, 02/07/24(n)	USD	502	$504,005
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 05/31/21(n)		262	243,107
iHeartCommunications, Inc.(n):
Extended Term Loan E, (3 mo. LIBOR + 7.50%), 8.83%, 07/30/19		215	160,915
Term Loan D, (3 mo. LIBOR + 6.75%), 8.08%, 01/30/19		1,972	1,485,307
Intelsat Jackson Holdings SA, Term Loan B2, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.07%, 06/30/19(n)		2,360	2,352,521
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.60%, 12/01/23(a)(n)		566	568,432
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 3.74%, 01/17/24(n)		150	150,171
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 3.74%, 01/17/24(n)		1,187	1,189,557
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 4.35%, 01/31/26(n)		542	528,450
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.35%, 02/01/24(n)		448	444,114
SBA Senior Finance II LLC, Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 03/24/21(n)		674	675,097

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Trader Corp., 2017 Term Loan B, (OR + 3.00%, 1.00% Floor), 4.41%, 09/28/23(n)	USD	417	$417,191
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.35%, 01/27/24(n)		1,222	1,223,649
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 3.50%, 09/30/25(n)		691	690,710
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 03/15/24(n)		623	618,435
Virgin Media Bristol LLC, 2017 Term Loan, 01/31/26(o)		1,795	1,793,887
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.57%, 05/06/21(n)		109	109,380
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 3.75%, 04/15/25(n)		516	512,904

			20,195,106
Metals & Mining — 0.0%
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.82%, 09/30/23(n)		233	232,843

Multiline Retail — 0.2%
Hudson’s Bay Co., 2015 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.72%, 09/30/22(n)		966	949,084

Oil, Gas & Consumable Fuels — 1.2%
BCP Raptor LLC, Term Loan B, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.73%, 06/24/24(n)		569	572,487

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
BCP Renaissance Parent LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.38%, 10/31/24(n)	USD	670	$676,070
California Resources Corp.:
2017 1st Lien Term Loan, 11/08/22(o)		521	512,148
Second Out Term Loan, (1 mo. LIBOR + 10.37%), 11.66%, 12/31/21(n)		745	804,671
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.95%, 08/23/21(n)		962	1,023,090
CITGO Holding, Inc., 2015 Term Loan B, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.84%, 05/12/18(n)		325	325,555
CONSOL Energy, Inc., 1st Lien Term Loan B, 10/26/22(o)		260	260,648
EWT Holdings III Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.08%, 01/15/21(n)		273	274,584
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.56%, 10/30/24(a)(n)		410	410,512
MEG Energy Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.83%, 12/31/23(n)		745	744,709
Moxie Patriot LLC, Term Loan B1, (3 mo. LIBOR + 5.75%), 7.08%, 12/19/20(a)(n)		157	151,219
PowerTeam Services LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.58%, 11/06/20(n)		275	273,969

38	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Ultra Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.41%, 04/12/24(n)	USD	476	$474,810
Veresen Midstream LP, Reprice Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 03/31/22(n)		812	817,505
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87%, 1.00% Floor), 8.22%, 12/12/21(a)(n)		383	377,255

			7,699,232
Personal Products — 0.4%
Clover Merger Sub, Inc. (n):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.83%, 09/26/24		1,200	1,146,000
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 9.08%, 09/26/25		544	489,600
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 01/26/24(n)		824	828,339
Revlon Consumer Products Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.50%), 4.85%, 09/07/23(n)		116	87,527

			2,551,466
Pharmaceuticals — 0.7%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 5.63%, 04/16/21(a)(n)		609	610,256
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 3.45%, 01/31/25(n)		1,234	1,236,885
Jaguar Holding Co. II, 2017 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 08/18/22(n)		1,531	1,533,063

Security	Par (000)		Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, (1 mo. LIBOR + 3.50%), 4.75%, 04/01/22(n)	USD	1,067	$1,081,617

			4,461,821
Professional Services — 0.4%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, (2 mo. LIBOR + 3.25%, 1.00% Floor), 4.63%, 07/23/21(n)		165	159,698
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%), 4.33%, 09/26/24(n)		747	751,796
Information Resources, Inc., 1st Lien Term Loan, (OR + 4.25%, 1.00% Floor), 5.62%, 01/18/24(n)		343	345,276
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.84%, 11/14/22(a)(n)		238	239,391
Sterling Infosystems, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.84%, 06/20/22(a)(n)		737	738,912

			2,235,073
Real Estate Investment Trusts (REITs) — 0.3%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.85%, 03/24/24(n)		248	248,312
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 04/25/23(n)		1,378	1,384,051

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.67%, 05/11/24(a)(n)	USD	408	$410,500

			2,042,863
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 04/18/24(n)		1,123	1,127,263
DTZ US Borrower LLC, 2015 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.63%, 11/04/21(n)		497	488,568
Realogy Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 07/20/22(n)		814	816,811

			2,432,642
Road & Rail — 0.2%
PODS LLC, 2017 Term Loan B, 11/21/24(o)		885	887,770
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.81%, 06/13/23(n)		149	149,319

			1,037,089
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., 2017 Term Loan B, (PRIME + 1.25%), 3.60%, 08/16/22(a)(n)		236	235,563
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 3.76%, 05/12/24(a)(n)		146	147,095
Microsemi Corp., 2017 1st Lien Term Loan B, (2 mo. LIBOR + 2.00%), 3.38%, 01/13/23(n)		145	145,962

Security	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.35%, 03/31/23(n)	USD	167	$167,210

			695,830
Software — 4.0%
Almonde, Inc.(n):
1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.98%, 06/13/24		633	632,576
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.73%, 06/13/25		178	177,911
Applied Systems, Inc.(n):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.57%, 09/19/24		645	651,430
Applied Systems, Inc.(n) (continued):
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.32%, 09/19/25		160	164,115
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.59%, 12/20/22(n)		378	380,622
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.10%, 09/10/22(n)		1,151	1,151,619
Cypress Intermediate Holdings, Inc.(n):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.35%, 04/27/24		293	293,510
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 8.10%, 04/27/25		248	253,890

40	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
Dell Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.35%, 09/07/23(n)	USD	880	$880,115
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.75%), 5.08%, 05/28/24(n)		876	876,219
DTI Holdco, Inc., 2016 Term Loan B, (2 mo. LIBOR + 5.25%, 1.00% Floor), 6.63%, 09/30/23(n)		506	503,630
Hyland Software, Inc.(n):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.60%, 07/01/22		442	445,782
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.35%, 07/07/25		190	193,800
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.08%, 02/01/22(n)		1,365	1,363,199
Informatica Corp., Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.83%, 08/05/22(n)		1,246	1,248,546
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.34%, 04/01/21(n)		375	372,807
Kronos, Inc.(n):
2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.84%, 11/01/23		1,161	1,166,500
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.63%, 11/01/24		615	633,321
LANDesk Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.60%, 01/20/24(n)		179	173,238

Security	Par (000)		Value
Software (continued)
MA FinanceCo., LLC, Term Loan B3, (3 mo. LIBOR + 2.75%), 4.06%, 06/21/24(n)	USD	90	$90,448
McAfee LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.83%, 09/30/24(n)		630	632,659
Mitchell International, Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.81%, 10/13/20(n)		688	687,663
2017 1st Lien Term Loan, 11/20/24(o)		1,258	1,257,980
2017 2nd Lien Term Loan, 11/20/25(o)		400	402,832
2017 Delayed Draw Term Loan, 11/20/24(o)		102	101,640
2nd Lien Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.88%, 10/11/21(n)		600	600,000
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.04%, 04/26/24(n)		589	575,978
Project Leopard Holdings, Inc., Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.83%, 07/07/23(n)		280	281,750
Seattle Spinco, Inc., Term Loan B3, (3 mo. LIBOR + 2.75%), 4.06%, 06/21/24(n)		610	610,818
SolarWinds Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.85%, 02/05/23(n)		909	911,814
Solera LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.60%, 03/03/23(n)		1,415	1,421,863

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.58%, 09/30/22(n)	USD	1,627	$1,625,758
SS&C Technologies, Inc.(n):
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 07/08/22		1,532	1,541,172
2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 3.60%, 07/08/22		66	66,895
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.35%, 05/01/24(n)		1,187	1,184,563
Tibco Software Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.85%, 12/04/20(n)		884	885,417
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.83%, 01/27/23(n)		452	451,962

			24,894,042
Specialty Retail — 0.7%
Academy Ltd., 2015 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.32%, 07/01/22(n)		320	256,568
Belron SA, Term Loan B, (3 mo. LIBOR + 2.50%), 3.89%, 11/07/24(n)		762	766,999
Leslie’s Poolmart, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.06%, 08/16/23(n)		664	660,865
Michaels Stores, Inc., 2016 Term Loan B1, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.10%, 01/30/23(n)		402	398,121
National Vision, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 3.94%, 11/12/24(n)		581	581,058

Security	Par (000)		Value
Specialty Retail (continued)
Party City Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.00%), 4.34%, 08/19/22(n)	USD	180	$179,739
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.38%, 01/26/23(n)		501	393,858
PetSmart, Inc., Term Loan B2, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.34%, 03/11/22(n)		59	50,574
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.31%, 09/12/24(n)		511	488,920

42	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Specialty Retail (continued)
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.25%, 04/13/23(n)	USD	381	$386,847

			4,163,549
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.31%, 04/29/23(n)		1,620	1,624,215

Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.58%, 08/12/22(a)(n)		710	714,236

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.89%, 10/29/21(n)		829	834,040

Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc.:
2017 Term Loan B, 08/23/24(o)		1,018	1,019,914
Term Loan B, (1 mo. LIBOR + 2.75%), 4.06%, 10/01/22(n)		835	836,026
HD Supply, Inc.(n):
Term Loan B3, (3 mo. LIBOR + 2.25%), 3.58%, 08/13/21		818	822,207
Term Loan B4, (3 mo. LIBOR + 2.50%), 3.83%, 10/17/23		223	224,802

Security	Par (000)		Value
Trading Companies & Distributors (continued)
Nexeo Solutions LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75%), 5.08%, 06/09/23(n)	USD	109	$109,172

			3,012,121
Transportation — 0.0%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.83%, 08/18/22(n)		256	255,628

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, 11/07/24(a)(o)		225	226,687

Wireless Telecommunication Services — 0.9%
GEO Group, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.57%, 03/22/24(n)		728	729,250
Ligado Networks LLC(n):
2015 2nd Lien Term Loan, 13.82%, 12/07/20		34	20,705
PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20(i)		2,265	2,147,818
VICI Properties 1 LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 4.75%, 10/14/22(n)		2,787	2,786,355

			5,684,128

Total Floating Rate Loan Interests — 38.5% (Cost — $243,005,255)			242,498,565

Foreign Agency Obligations — 4.2%
Argentine Republic Government International Bond:
5.63%, 01/26/22(h)		326	342,137

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Argentine Republic Government International Bond (continued):
7.50%, 04/22/26(h)	USD	3,008	$3,400,544
6.88%, 01/26/27		765	836,145
7.63%, 04/22/46(h)		2,422	2,715,062
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200	195,743
Colombia Government International Bond, 3.88%, 04/25/27		260	263,770
Cyprus Government International Bond, 4.63%, 02/03/20(e)	EUR	2,600	3,368,872
Egypt Government International Bond:
5.75%, 04/29/20	USD	1,025	1,069,370
8.50%, 01/31/47(e)		227	259,538
Hellenic Republic Government Bond(l):
3.00%, 02/24/23	EUR	8	8,170
3.00%, 02/24/24		8	7,982
3.00%, 02/24/25		8	7,851
3.00%, 02/24/26		8	7,724
3.00%, 02/24/27		7	7,621
3.00%, 02/24/28		7	7,403
3.00%, 02/24/29		7	7,217
3.00%, 02/24/30		7	7,092
3.00%, 02/24/31		7	6,981
3.00%, 02/24/32		7	6,892
3.00%, 02/24/33		7	6,798
3.00%, 02/24/34		7	6,718
3.00%, 02/24/35		7	6,681
3.00%, 02/24/36		7	6,602
3.00%, 02/24/37		7	6,608
3.00%, 02/24/38		7	6,627
3.00%, 02/24/39		7	6,636
3.00%, 02/24/40		7	6,592
3.00%, 02/24/41		7	6,653
3.00%, 02/24/42		7	6,675
Iceland Government International Bond, 5.88%, 05/11/22	USD	3,030	3,418,494

Security	Par (000)/Shares		Value
Indonesia Government International Bond:
3.75%, 04/25/22	USD	451	$464,804
4.75%, 01/08/26		654	708,258
Lebanon Government International Bond, 6.85%, 03/23/27		455	433,102
Mexican Bonos:
8.00%, 06/11/20	MXN	24	131,457
7.50%, 06/03/27		94	512,095
Portugal Government International Bond, 5.13%, 10/15/24(e)	USD	3,190	3,400,955
Republic of South Africa Government International Bond:
5.50%, 03/09/20		407	427,741
5.88%, 05/30/22		475	517,180
4.88%, 04/14/26		227	227,112
Russian Federal Bond — OFZ:
6.40%, 05/27/20	RUB	8,327	140,032
7.05%, 01/19/28		35,804	594,006
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26	USD	200	211,607
4.25%, 06/23/27		600	613,512
Turkey Government International Bond:
7.00%, 06/05/20(h)		468	503,802
5.63%, 03/30/21		369	386,657
5.13%, 03/25/22		584	602,227
7.38%, 02/05/25		147	167,426
6.00%, 03/25/27		222	232,948

Total Foreign Agency Obligations — 4.2% (Cost — $25,122,101)			26,286,119

Investment Companies — 0.5%
iShares iBoxx USD High Yield Corporate Bond ETF(s)		25,000	2,194,500

44	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)/Shares		Value
Investment Companies (continued)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		45,000	$1,248,300

			3,442,800

Total Investment Companies — 0.5% (Cost — $3,435,867)			3,442,800

Non-Agency Mortgage-Backed Securities — 7.2%

Collateralized Mortgage Obligations — 0.9%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	2,566	2,255,206
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 09/25/35		482	479,146
Series 2006-17, Class A2, 6.00%, 12/25/36		1,390	1,195,100
Series 2007-HY5, Class 3A1, 3.37%, 09/25/37(f)		1,003	946,713
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.59%, 10/25/35(f)		807	705,035

			5,581,200
Commercial Mortgage-Backed Securities — 6.1%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(e)(f)		4,830	4,892,618
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, (1 mo. LIBOR + 3.05%), 4.28%, 09/15/27(d)(e)		2,825	2,837,092
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT(d)(e):
Class E, (1 mo. LIBOR + 3.15%), 4.38%, 08/13/27		1,000	1,014,978

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT(d)(e) (continued):
Class F, (1 mo. LIBOR + 2.44%), 2.83%, 08/13/27	USD	2,000	$1,997,669
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 01/10/46		1,110	1,120,701
Series 2015-3BP, Class A, 3.18%, 02/10/35(e)		5,930	5,976,441
Series 2015-CR22, Class B, 3.93%, 03/10/48(f)		5,000	5,039,212
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 02/10/34(e)(f)		3,615	3,689,227
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(f)		890	907,609
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/34(e)(f)		4,830	4,858,839
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.96%, 07/10/38(f)		667	671,685
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 02/10/46(e)		1,995	2,026,565

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 07/15/41	USD	6	$5,969
Series 2016-NINE, Class A, 2.95%, 10/06/38(e)(f)		800	781,556
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 08/15/45		1,085	1,135,319
Class C, 5.06%, 08/15/45(f)		1,395	1,440,751

			38,396,231
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.99%, 07/10/48(f)		15,916	647,172

Security	Par (000)/ Beneficial Interests (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.29%, 05/15/47(f)	USD	14,228	$666,228

			1,313,400

Total Non-Agency Mortgage-Backed Securities — 7.2% (Cost — $44,831,755)			45,290,831

Other Interests — 0.0%(p)

Afghanistan — 0.0%
Lear Corp. Escrow(a)		1,000,000	10

United States — 0.0%
Millennium Corp.(a)(b)		917,752	—
Millennium Lender Claims(a)(b)		861,101	—

			—

Total Other Interests — 0.0% (Cost — $—)			10

46	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Preferred Securities — 11.2%

Capital Trusts — 9.0%
Auto Components — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%(j)(k)	USD	352	$361,624

Banks — 2.6%
Banco Santander SA, 6.25%(j)(k)		100	124,232
Capital One Financial Corp., Series E, 5.55%(h)(j)(k)		3,000	3,127,500
CIT Group, Inc., Series A, 5.80%(j)(k)		475	489,844
Citigroup, Inc.(h)(j)(k):
5.90%		5,000	5,385,500
5.95%		1,370	1,472,065
Series R, 6.13%		950	1,012,937
Cooperatieve Rabobank UA, 6.63%(j)(k)		200	276,011
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.63%(d)(k)		100	88,384
Intesa Sanpaolo SpA, 7.00%(j)(k)		200	264,430
Wells Fargo & Co.,(h)(j)(k)
Series S, 5.90%		3,170	3,431,525
Series U, 5.88%		650	721,500

			16,393,928
Capital Markets — 1.1%
Goldman Sachs Group, Inc.(k):
Series M, 5.38%(h)(j)		1,730	1,791,588
Series P, 5.00%(f)		765	759,263
Morgan Stanley, Series H, 5.45%(h)(j)(k)		2,546	2,623,398
State Street Corp., Series F, 5.25%(h)(j)(k)		1,625	1,707,875
UBS Group AG, 5.75%(j)(k)		200	271,767

			7,153,891
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76(j)		50	66,160
Solvay Finance SA, 5.12%(j)(k)		100	133,546

			199,706
Diversified Financial Services — 3.4%
ATF Netherlands BV, 3.75%(j)(k)		100	124,572
Bank of America Corp.(h)(j)(k):
Series AA, 6.10%		1,521	1,686,409
Series U, 5.20%		1,250	1,293,863
Series V, 5.13%		510	522,750
Series X, 6.25%		1,929	2,136,367

Security	Par (000)		Value
Diversified Financial Services (continued)
Credit Agricole SA, 6.50%(j)(k)	USD	100	$135,093
Credit Suisse Group AG, 6.25%(j)(k)		200	217,119
HBOS Capital Funding LP, 6.85%(k)		100	102,139
HSBC Holdings PLC, 6.00%(j)(k)		415	435,958
HSH Nordbank AG, 7.25%(k)		29	15,182
HT1 Funding GmbH, 1.84%(j)(k)		30	34,854
JPMorgan Chase & Co.,(h)(j)(k):
Series U, 6.13%		6,690	7,410,981
Series V, 5.00%		4,060	4,166,575
Orange SA, 5.75%(j)(k)		100	150,617
Royal Bank of Scotland Group PLC, 8.63%(j)(k)		400	451,000
Societe Generale SA, 6.00%(e)(h)(j)(k)		2,000	2,040,000
UniCredit SpA, 6.75%(j)(k)		200	258,281

			21,181,760
Diversified Telecommunication Services — 0.1%
SoftBank Group Corp.(j)(k)		300,000	297,678
Telefonica Europe BV(j)(k):
3.75%		100	125,423
4.20%		200	251,404
5.00%		100	128,243

			802,748
Electric Utilities — 0.1%
Enel SpA(j):
5.00%, 01/15/75		100	129,142
7.75%, 09/10/75		100	154,513
Origin Energy Finance Ltd., 4.00%, 09/16/74(j)		100	124,269

			407,924
Food & Staples Retailing — 0.0%
Danone SA, 1.75%(f)(k)		100	118,918

Insurance — 1.5%
Hartford Financial Services Group, Inc., 8.13%, 06/15/38(h)(j)		2,500	2,568,750
Prudential Financial, Inc., 5.63%, 06/15/68(h)(j)		3,250	3,522,188
Voya Financial, Inc., 5.65%, 05/15/53(h)(j)		3,500	3,696,000

			9,786,938
Oil, Gas & Consumable Fuels — 0.1%
Gas Natural Fenosa Finance BV, 3.38%(d)(k)		100	124,968

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)/ Shares		Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, 4.50%, 03/25/75(j)	USD	100	$132,187
TOTAL SA, 3.88%(j)(k)		100	132,266

			389,421

Total Capital Trusts — 9.0%			56,796,858

Preferred Stocks — 1.8%

Capital Markets — 1.8%
Goldman Sachs Group, Inc., Series J, 5.50%(j)(k)		202,526	5,496,556
Morgan Stanley(j)(k):
Series F, 6.88%		120,000	3,466,800
Series K, 5.85%		63,532	1,717,270
SCE Trust III, Series H, 5.75%(j)(k)		21,200	580,668

			11,261,294
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, cost $11,497)(q)		131,225	117,026

Total Preferred Stocks — 1.8%			11,378,320

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 7.10%, 2/15/2040		105,753	2,754,250

Total Preferred Securities — 11.2% (Cost — $66,990,619)			70,929,428

Security	Par (000)		Value
U.S. Government Sponsored Agency Securities — 1.6%

Collateralized Mortgage Obligations — 1.0%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 4.33%, 10/25/29(d)	USD	1,600	$1,656,482
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44(h)		4,405	4,596,627

			6,253,109
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.24%, 12/25/17(f)		295	31
Freddie Mac Mortgage-Backed Securities, Class X1(f):
Series K042, 1.19%, 12/25/24		34,607	2,127,043

48	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)/ Shares	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities, Class X1(f) (continued):
Series K707, 1.65%, 12/25/18	USD	40,013	$441,355

			2,568,429
Mortgage-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed Securities, 5.00%, 07/01/20 - 08/01/23(h)		977	996,017

Total U.S. Government Sponsored Agency Securities — 1.6% (Cost — $10,964,944)			9,817,555

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds, 2.50%, 02/15/46(h)		3,200	2,990,875

Total U.S. Treasury Obligations — 0.5% (Cost — $3,070,500)			2,990,875

Rights — 0.0%

Electric Utilities — 0.0%
Vista Energy(a)		18,144	17,055

Total Rights (Cost $—)			17,055

Security	Shares	Value
Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(a)	2,542	$—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	3,101	79

Total Warrants — 0.0% (Cost — $31)		79

Total Long-Term Investments — 140.5% (Cost — $876,474,477)		885,153,921

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.95%(r)(s)	5,167,843	5,167,843

Total Short-Term Securities — 0.8% (Cost — $5,167,843)		5,167,843

Options Purchased — 0.1% (Cost — $748,905)		466,992

Total Investments Before Options Written — 141.4% (Cost — $882,391,225)		890,788,756

Options Written (Premiums Received — $457,977) — (0.1)%		(435,898)

Total Investments, Net of Options Written — 141.3% (Cost — $881,933,248)		890,352,858
Liabilities in Excess of Other Assets — (41.3)%		(260,204,830)

Net Assets — 100.0%		$630,148,028

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Floating rate security.Rate shown is the rate in effect as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(g)	When-issued security.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

(m)	Convertible security.
(n)	Variable rate security. Rate shown is the rate in effect as of period end.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $117,026 and an original cost of $11,497, which was less than 0.05% of its net assets.
(r)	Annualized 7-day yield as of period end.
(s)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,298,832	3,869,011	(b)	—	5,167,843	$5,167,843	$20,155	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	25,000		—	25,000	2,194,500	7,306	—	9,070

						$7,362,343	$27,461	$—	$9,070

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
FNMA	Federal National Mortgage Association
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
SEK	Swedish Krona
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

50	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	1.20%	12/29/16	Open	$2,860,000	$2,884,673	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	1.95%	01/18/17	Open	440,000	446,759	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	01/23/17	Open	244,850	248,564	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	01/27/17	Open	1,113,552	1,130,354	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	01/27/17	Open	661,752	671,737	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	02/07/17	Open	257,480	261,235	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	02/15/17	Open	105,300	106,803	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	02/23/17	Open	1,261,000	1,276,088	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/06/17	Open	1,697,000	1,720,020	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	03/07/17	Open	875,000	885,674	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/09/17	Open	373,000	378,045	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/09/17	Open	316,000	320,274	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/09/17	Open	347,000	351,693	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/09/17	Open	340,000	344,598	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/10/17	Open	668,000	677,008	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/10/17	Open	441,000	446,947	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/10/17	Open	295,000	298,978	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/13/17	Open	587,000	594,845	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/13/17	Open	219,000	221,927	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/13/17	Open	195,000	197,590	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	03/14/17	Open	256,880	260,276	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/15/17	Open	162,000	164,155	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.55%	03/16/17	Open	2,889,000	2,919,110	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.65%	03/16/17	Open	2,741,000	2,771,539	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,096,000	1,110,577	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,287,000	1,304,117	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,310,000	1,327,423	Corporate Bonds	Open/Demand

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	$1,504,000	$1,524,003	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	329,000	333,376	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	2,122,000	2,150,223	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	279,000	282,657	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	925,000	937,302	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,485,000	1,500,493	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	2,111,000	2,139,076	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	2,496,000	2,529,197	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,724,000	1,746,929	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	128,000	129,702	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	562,000	569,475	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	161,000	163,141	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	214,000	216,846	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	992,000	1,005,194	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,007,000	1,020,393	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	131,000	132,742	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	854,000	865,358	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	466,000	472,198	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	593,000	600,887	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	423,000	428,626	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	250,000	253,325	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	549,000	556,302	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	333,000	337,429	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	1,145,000	1,160,228	Corporate Bonds	Open/Demand

52	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	$481,000	$487,397	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	289,000	292,844	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	922,000	934,263	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	307,000	311,083	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	921,000	933,249	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	316,000	320,203	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	814,000	824,826	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	286,000	289,804	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	33,000	33,439	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	945,000	957,568	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	398,000	403,293	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	466,000	472,198	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	397,000	402,280	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	421,000	426,599	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	781,000	791,387	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	440,000	445,852	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	416,000	421,533	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	539,000	546,169	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	646,000	654,592	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	363,000	367,828	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	298,000	301,963	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/16/17	Open	222,000	224,953	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	03/16/17	Open	2,970,000	2,999,886	Capital Trusts	Open/Demand
UBS Ltd.	1.50%	03/16/17	Open	2,647,500	2,674,140	Capital Trusts	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	1,112,875	1,126,075	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	265,632	268,783	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	373,450	377,880	Corporate Bonds	Open/Demand

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Ltd.	1.75%	03/16/17	Open	$303,365	$306,963	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	160,650	162,555	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	770,625	779,765	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	1,665,000	1,684,749	Capital Trusts	Open/Demand
UBS Ltd.	1.75%	03/16/17	Open	4,581,250	4,635,589	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/17/17	Open	636,215	644,677	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75%	03/20/17	Open	3,327,188	3,366,097	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.00%	03/20/17	Open	1,242,403	1,259,132	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.95%	03/23/17	Open	65,600	66,441	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/30/17	Open	152,000	153,900	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	03/31/17	Open	351,000	355,370	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	03/31/17	Open	121,275	122,785	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	140,737	142,135	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	552,900	558,389	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	132,300	133,613	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	218,550	220,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	289,750	292,627	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	1,771,200	1,788,785	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/06/17	Open	320,450	323,632	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	430,550	435,849	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	323,635	327,621	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	170,000	172,092	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	477,125	482,998	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	687,150	695,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	914,760	926,019	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	331,280	335,357	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	894,735	905,748	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	564,475	571,423	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	1,349,220	1,365,827	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	1,624,470	1,644,464	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	257,550	260,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	118,695	120,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	158,400	160,350	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	437,340	442,723	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/06/17	Open	111,375	112,746	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/07/17	Open	127,000	128,539	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/07/17	Open	97,008	97,957	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/07/17	Open	39,856	40,246	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/13/17	Open	219,664	222,253	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/19/17	Open	1,565,000	1,583,302	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/19/17	Open	673,000	680,870	Corporate Bonds	Open/Demand

54	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	1.50%	04/19/17	Open	$2,983,000	$3,009,495	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	04/19/17	Open	1,458,188	1,471,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/19/17	Open	1,187,500	1,198,727	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/19/17	Open	57,000	57,664	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/20/17	Open	165,000	166,898	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/20/17	Open	339,000	342,900	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	04/28/17	Open	2,069,000	2,092,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	04/28/17	Open	228,200	228,200	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/01/17	Open	468,000	473,186	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	05/05/17	Open	307,860	310,832	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.96%	05/11/17	Open	816,000	824,580	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/12/17	Open	867,000	876,075	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/12/17	Open	231,000	233,418	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/17/17	Open	213,000	215,219	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	05/17/17	Open	283,650	286,044	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	05/17/17	Open	392,038	395,346	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	05/17/17	Open	263,312	265,535	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	05/17/17	Open	423,863	427,440	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	05/17/17	Open	539,738	544,293	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/17/17	Open	320,242	323,579	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/17/17	Open	257,550	260,233	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/17/17	Open	242,150	244,673	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/17/17	Open	190,500	192,485	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/17/17	Open	260,662	263,378	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/17/17	Open	703,010	710,269	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/22/17	Open	811,000	819,259	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/22/17	Open	1,194,000	1,206,159	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/22/17	Open	1,028,000	1,038,468	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.59%	05/22/17	Open	497,900	501,991	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/24/17	Open	69,000	69,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/24/17	Open	1,065,050	1,075,695	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	05/31/17	Open	923,000	931,920	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	05/31/17	Open	98,685	99,639	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/05/17	Open	95,880	96,799	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	06/09/17	Open	519,715	524,529	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	06/15/17	Open	390,000	392,878	Corporate Bonds	Open/Demand

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.61%	06/15/17	Open	$576,000	$580,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/15/17	Open	437,000	440,926	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/15/17	Open	238,000	240,138	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/15/17	Open	643,000	648,776	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/15/17	Open	578,000	583,192	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/15/17	Open	865,000	872,771	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/15/17	Open	1,088,000	1,097,774	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.00)%	06/15/17	Open	405,000	403,110	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	06/15/17	Open	1,298,375	1,307,464	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	06/15/17	Open	931,263	937,781	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	06/15/17	Open	5,808,780	5,850,798	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	06/15/17	Open	2,710,960	2,736,262	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	06/15/17	Open	2,128,333	2,148,197	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	808,000	813,521	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	2,504,000	2,521,111	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	3,412,000	3,435,315	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	2,389,000	2,405,325	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	3,510,000	3,533,985	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	424,000	426,897	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	908,000	914,205	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	1,464,000	1,474,004	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	466,000	469,184	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	341,000	343,330	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	1,437,000	1,446,819	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	495,000	498,946	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	6,379,000	6,430,651	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	209,000	210,666	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	355,000	357,830	Corporate Bonds	Open/Demand

56	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	$159,000	$160,268	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	897,000	904,151	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	607,000	611,839	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	624,100	629,644	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	223,807	225,796	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	363,375	366,603	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	383,303	386,707	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	790,215	797,235	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	326,375	329,257	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/19/17	Open	415,438	419,128	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	674,150	678,974	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	253,725	255,540	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	646,750	651,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	1,488,375	1,499,024	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	1,741,250	1,753,709	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	437,175	440,303	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	1,204,538	1,213,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/21/17	Open	2,167,000	2,182,505	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	231,240	233,257	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	2,425,000	2,446,279	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	348,300	350,796	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	570,825	575,834	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	505,575	510,011	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	221,520	223,464	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/21/17	Open	294,017	296,597	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(0.25)%	06/22/17	Open	78,725	78,640	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/22/17	Open	300,900	303,440	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/26/17	Open	380,362	383,533	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	06/29/17	Open	370,000	373,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	370,312	372,797	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	290,700	292,650	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	97,250	97,902	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	1,095,488	1,102,837	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	494,900	498,220	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	375,937	378,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	1,396,875	1,406,246	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	06/29/17	Open	970,000	976,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/29/17	Open	390,000	393,209	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/29/17	Open	125,625	126,659	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/29/17	Open	688,675	694,341	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/29/17	Open	522,900	527,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	06/29/17	Open	394,800	398,048	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	07/10/17	Open	857,000	863,685	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	07/24/17	Open	85,000	85,594	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	07/24/17	Open	303,000	305,101	Corporate Bonds	Open/Demand

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	1.95%	07/24/17	Open	$379,620	$382,273	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	07/25/17	Open	160,000	161,101	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	07/25/17	Open	194,000	195,335	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	07/27/17	Open	898,580	904,761	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	07/27/17	Open	657,825	662,208	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	07/28/17	Open	216,460	217,890	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/01/17	Open	896,610	902,535	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/01/17	Open	745,420	750,346	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/01/17	Open	625,485	629,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/01/17	Open	729,000	733,817	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/01/17	Open	693,910	698,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/03/17	Open	323,190	325,273	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/04/17	Open	1,501,200	1,510,633	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	08/10/17	Open	193,000	194,139	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	08/14/17	Open	475,000	477,245	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	08/15/17	Open	199,000	200,143	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	08/15/17	Open	473,000	475,716	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/18/17	Open	858,220	862,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	08/21/17	Open	436,175	438,598	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	08/21/17	Open	146,536	147,190	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	08/23/17	Open	120,840	121,481	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	09/11/17	Open	413,000	414,799	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/12/17	Open	532,225	534,531	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/12/17	Open	385,950	387,622	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/12/17	Open	395,010	396,722	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/12/17	Open	589,155	591,708	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/12/17	Open	428,750	430,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/12/17	Open	340,100	341,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/21/17	Open	669,680	672,255	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/22/17	Open	625,799	628,232	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/22/17	Open	704,063	706,771	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/26/17	Open	408,030	409,526	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/26/17	Open	462,075	463,769	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/26/17	Open	362,000	363,327	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/26/17	Open	732,945	735,632	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/26/17	Open	312,900	314,047	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/27/17	Open	709,520	711,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/28/17	Open	600,066	602,166	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/28/17	Open	261,075	261,989	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	09/28/17	Open	448,395	449,925	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	09/29/17	Open	347,000	348,134	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.20%	10/03/17	Open	244,000	244,865	Foreign Agency Obligations	Open/Demand

58	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	1.95%	10/04/17	Open	$417,000	$418,287	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/04/17	Open	896,000	898,766	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	10/04/17	Open	340,425	341,476	Corporate Bonds	Open/Demand
UBS Securities LLC	1.55%	10/04/17	Open	3,243,009	3,250,968	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	1.60%	10/04/17	Open	3,114,078	3,121,967	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	1.75%	10/04/17	Open	2,057,385	2,063,186	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75%	10/05/17	Open	683,000	684,892	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.80%	10/05/17	Open	1,389,000	1,392,959	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.80%	10/05/17	Open	690,000	691,966	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.80%	10/05/17	Open	866,000	868,468	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.82%	10/05/17	Open	472,000	473,360	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.82%	10/05/17	Open	476,000	477,372	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.82%	10/05/17	Open	572,000	573,648	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.50)%	10/05/17	Open	277,000	276,785	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/06/17	Open	205,303	205,870	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/06/17	Open	171,000	171,482	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/06/17	Open	749,000	751,110	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	10/06/17	Open	270,292	270,976	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	10/10/17	Open	151,200	151,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	10/12/17	Open	320,625	321,476	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00%	10/13/17	Open	131,535	131,535	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	10/13/17	Open	525,113	526,454	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/13/17	Open	195,722	196,210	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/13/17	Open	93,000	93,247	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	10/13/17	Open	942,938	945,046	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	10/16/17	Open	899,000	901,203	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/18/17	Open	1,877,000	1,881,372	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	10/20/17	Open	405,000	405,856	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.25)%	10/30/17	Open	36,225	36,217	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	10/30/17	Open	475,590	476,389	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	(0.25)%	11/01/17	Open	317,187	317,124	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.65%	11/02/17	12/04/17	4,345,000	4,350,576	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.95%	11/02/17	Open	420,000	420,637	Corporate Bonds	Open/Demand

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	1.95%	11/02/17	Open	$1,662,015	$1,664,536	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25%	11/03/17	Open	199,240	199,279	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/06/17	Open	283,920	284,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	11/08/17	Open	594,750	595,477	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	11/08/17	Open	1,427,000	1,428,709	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	11/08/17	Open	613,000	613,730	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00%	11/08/17	Open	261,397	261,397	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(1.00)%	11/08/17	Open	889,350	888,806	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/08/17	Open	712,300	713,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/08/17	Open	863,470	864,499	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/08/17	Open	491,620	492,206	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	169,001	169,139	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	788,000	788,644	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets LLC	1.95%	11/09/17	Open	448,695	449,205	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/09/17	Open	537,010	537,621	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	11/10/17	Open	566,156	566,722	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75%	11/10/17	Open	548,000	548,479	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/10/17	Open	101,782	101,882	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	11/13/17	Open	392,000	392,361	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/14/17	Open	220,000	220,191	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/17/17	Open	433,260	433,518	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.00%	11/20/17	Open	220,000	220,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	11/28/17	Open	716,250	716,313	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	(1.50)%	11/29/17	Open	134,750	134,744	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/29/17	Open	89,380	89,385	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	11/29/17	Open	656,880	656,916	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.00%	11/30/17	Open	250,000	250,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00%	11/30/17	Open	143,640	143,640	Corporate Bonds	Open/Demand

				$245,953,225	$247,992,645

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

60	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra Long U.S. Treasury Bond	7	03/20/18	$1,154	$(14,474)
Short Contracts
Euro Bund	4	12/07/17	775	(3,479)
10-Year U.S. Treasury Note	278	03/20/18	34,485	141,458
10-Year U.S. Ultra Long Treasury Note	93	03/20/18	12,385	73,686
Long U.S. Treasury Bond	83	03/20/18	12,593	129,120
2-Year U.S. Treasury Note	58	03/29/18	12,436	8,179
5-Year U.S. Treasury Note	65	03/29/18	7,562	17,735
Long Gilt Future	1	03/27/18	167	878

				367,577

				$353,103

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,340,000	GBP	1,177,893	Barclays Bank PLC	12/01/17	$1,951
EUR	2,740,000	SEK	27,118,054	Barclays Bank PLC	12/01/17	21,740
GBP	1,188,182	EUR	1,335,000	Barclays Bank PLC	12/01/17	17,915
GBP	1,223,627	EUR	1,370,000	National Australia Bank Ltd.	12/01/17	24,192
GBP	2,440,000	NOK	24,654,542	JPMorgan Chase Bank N.A.	12/01/17	336,375
USD	179,009	EUR	150,000	Bank of America N.A.	12/05/17	463
USD	196,164	NZD	287,000	HSBC Bank PLC	12/05/17	2
AUD	2,020,000	CAD	1,964,331	Citibank N.A.	12/12/17	5,036
AUD	2,050,000	NZD	2,256,347	BNP Paribas S.A.	12/12/17	8,519
CAD	3,898,903	AUD	3,990,000	National Australia Bank Ltd.	12/12/17	4,675
EUR	1,380,000	JPY	183,403,380	BNP Paribas S.A.	12/12/17	13,110
EUR	1,360,000	JPY	180,029,279	Citibank N.A.	12/12/17	19,285
GBP	1,165,022	EUR	1,310,000	BNP Paribas S.A.	12/12/17	16,021
GBP	1,200,000	NOK	12,564,900	BNP Paribas S.A.	12/12/17	112,625
GBP	1,195,000	SEK	12,703,898	Barclays Bank PLC	12/12/17	98,136
NZD	2,257,780	AUD	2,040,000	BNP Paribas S.A.	12/12/17	24
NZD	2,292,720	AUD	2,070,000	BNP Paribas S.A.	12/12/17	1,211
NZD	2,308,932	AUD	2,070,000	Citibank N.A.	12/12/17	12,291
NZD	2,140,000	NOK	12,013,409	BNP Paribas S.A.	12/12/17	18,189
USD	3,155,000	CHF	2,963,195	State Street Bank and Trust Co.	12/12/17	141,258
SEK	13,283,429	NOK	12,920,000	Barclays Bank PLC	12/15/17	34,581
SEK	13,298,879	NOK	12,920,000	Deutsche Bank AG	12/15/17	36,428
USD	1,585,590	NZD	2,295,000	Deutsche Bank AG	12/15/17	17,230
USD	591,347	MXN	11,016,366	Goldman Sachs International	12/29/17	2,804
USD	77,553	EUR	65,000	HSBC Bank PLC	01/04/18	12
USD	5,242,600	EUR	4,394,000	HSBC Bank PLC	01/04/18	780
USD	14,270,992	EUR	11,961,000	HSBC Bank PLC	01/04/18	2,123
USD	161,408	NZD	236,000	Bank of America N.A.	01/04/18	175
EUR	592,152	USD	707,020	National Australia Bank Ltd.	02/21/18	1,376

						948,527

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,365,000	GBP	1,203,204	Goldman Sachs International	12/01/17	$(2,524)
NOK	2,826,779	GBP	270,000	BNP Paribas S.A.	12/01/17	(25,369)
NOK	12,464,735	GBP	1,215,000	Barclays Bank PLC	12/01/17	(144,902)
NOK	10,149,500	GBP	955,000	Credit Suisse International	12/01/17	(71,570)
SEK	26,759,460	EUR	2,740,000	Citibank N.A.	12/01/17	(64,578)
USD	75,754	EUR	65,000	UBS AG	12/05/17	(1,616)
USD	5,120,970	EUR	4,394,000	UBS AG	12/05/17	(109,250)
USD	13,900,274	EUR	11,927,000	UBS AG	12/05/17	(296,546)
USD	380,491	GBP	287,000	Bank of America N.A.	12/05/17	(7,658)
USD	2,308,132	GBP	1,741,000	Bank of America N.A.	12/05/17	(46,454)
USD	12,196,909	GBP	9,200,000	Bank of America N.A.	12/05/17	(245,477)
USD	26,674	GBP	20,000	UBS AG	12/05/17	(375)
USD	571,878	MXN	10,907,000	HSBC Bank PLC	12/05/17	(13,306)
AUD	1,970,000	CAD	1,926,248	Citibank N.A.	12/12/17	(3,259)
AUD	2,050,000	SEK	13,043,803	BNP Paribas S.A.	12/12/17	(8,431)
CAD	1,987,901	USD	1,560,000	BNP Paribas S.A.	12/12/17	(18,924)
CHF	1,516,788	USD	1,560,000	Bank of America N.A.	12/12/17	(17,338)
EUR	1,310,000	GBP	1,156,742	Citibank N.A.	12/12/17	(4,820)
EUR	1,310,000	JPY	175,555,929	Barclays Bank PLC	12/12/17	(493)
JPY	184,589,628	EUR	1,380,000	BNP Paribas S.A.	12/12/17	(2,566)
NOK	12,640,840	EUR	1,340,000	BNP Paribas S.A.	12/12/17	(75,882)
NOK	12,659,386	EUR	1,350,000	BNP Paribas S.A.	12/12/17	(85,560)
NOK	12,273,822	GBP	1,200,000	Morgan Stanley & Co. International PLC	12/12/17	(147,620)
NOK	12,013,275	NZD	2,140,000	Credit Suisse International	12/12/17	(18,205)
NOK	24,473,888	NZD	4,360,000	The Toronto-Dominion Bank	12/12/17	(37,302)
NOK	12,900,000	SEK	13,184,213	BNP Paribas S.A.	12/12/17	(24,844)
NOK	12,880,000	SEK	13,154,505	Goldman Sachs International	12/12/17	(23,698)
NZD	4,360,000	NOK	24,885,398	Credit Suisse International	12/12/17	(12,172)
SEK	12,825,606	AUD	2,050,000	BNP Paribas S.A.	12/12/17	(17,647)
SEK	26,617,965	CHF	3,170,000	BNP Paribas S.A.	12/12/17	(42,764)
SEK	27,117,221	EUR	2,740,000	Barclays Bank PLC	12/12/17	(21,714)
SEK	12,758,087	GBP	1,220,000	Goldman Sachs International	12/12/17	(125,477)
USD	1,570,000	CHF	1,545,921	Goldman Sachs International	12/12/17	(2,291)
CAD	1,926,870	NZD	2,200,000	Goldman Sachs International	12/15/17	(9,594)
NOK	12,920,000	SEK	13,190,192	Citibank N.A.	12/15/17	(23,434)
NOK	25,665,000	SEK	26,126,072	Citibank N.A.	12/15/17	(37,507)
NOK	12,920,000	SEK	13,194,679	Deutsche Bank AG	12/15/17	(23,971)
NZD	2,200,000	CAD	1,976,018	Goldman Sachs International	12/15/17	(28,509)
NZD	2,310,000	USD	1,582,325	Deutsche Bank AG	12/15/17	(3,713)
MXN	11,016,366	USD	589,337	Goldman Sachs International	12/29/17	(793)
USD	2,373,576	GBP	1,756,000	JPMorgan Chase Bank N.A.	01/04/18	(4,470)
USD	12,384,039	GBP	9,170,000	Royal Bank of Scotland PLC	01/04/18	(34,345)
USD	138,934	EUR	119,143	Bank of America N.A.	01/30/18	(3,414)
USD	148,718	EUR	137,859	Citibank N.A.	02/21/18	(16,204)
USD	245,034	EUR	227,918	Deutsche Bank AG	02/21/18	(27,626)
USD	243,365	EUR	226,375	Morgan Stanley & Co. International PLC	02/21/18	(27,449)

						(1,961,661)

	Net Unrealized Depreciation					$(1,013,134)

62	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
U.S. 10 Year Note	5	12/22/17	USD 125.50	$620	$313

OTC Interest Rate Swaptions Purchased

		Expiration	Exercise	Received by the Fund		Paid by the Fund		Notional
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency	Amount (000)		Value
Put
10-Year Interest Rate Swap, 3/02/28	JPMorgan Chase Bank N.A.	02/28/18	2.52%	3-Month LIBOR	Quarterly	2.52	Semi-annual	USD	1,500	$9,818
10-Year Interest Rate Swap, 3/02/28	JPMorgan Chase Bank N.A.	02/28/18	2.62	3-Month LIBOR	Quarterly	2.62	Semi-annual	USD	500	1,934
10-Year Interest Rate Swap, 3/02/28	JPMorgan Chase Bank N.A.	02/28/18	2.65	3-Month LIBOR	Quarterly	2.65	Semi-annual	USD	400	1,313
10-Year Interest Rate Swap, 04/27/18	JPMorgan Chase Bank N.A.	04/16/18	2.75	3-Month LIBOR	Quarterly	2.75	Semi-annual	USD	1,925	7,233
10-Year Interest Rate Swap, 04/27/18	JPMorgan Chase Bank N.A.	04/16/18	2.75	3-Month LIBOR	Quarterly	2.75	Semi-annual	USD	600	2,254
10-Year Interest Rate Swap, 4/27/28	JPMorgan Chase Bank N.A.	04/25/18	2.65	3-Month LIBOR	Quarterly	2.65	Semi-annual	USD	675	4,177

										$26,729

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CAD Currency	JPMorgan Chase Bank N.A.	—	12/13/17	CHF	0.78	CAD	15,925	$2,975
EUR Currency	Barclays Bank PLC	—	12/13/17	JPY	135.50	EUR	10,780	25,200
GBP Currency	Deutsche Bank AG	—	12/13/17	AUD	1.74	GBP	9,525	354,180
NOK Currency	Citibank N.A.	—	12/13/17	SEK	1.04	NOK	101,645	696
NZD Currency	Barclays Bank PLC	—	12/13/17	JPY	79.00	NZD	18,395	3,307
USD Currency	Bank of America N.A.	—	12/13/17	CHF	1.02	USD	12,705	343
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	46	12/14/19	USD	942.86	USD	—	—

								386,701

Put
AUD Currency	Credit Suisse International	—	12/13/17	USD	0.75	AUD	16,530	17,367
AUD Currency	Morgan Stanley & Co. International PLC	—	12/13/17	NZD	1.09	AUD	12,060	4,616
CHF Currency	Goldman Sachs International	—	12/13/17	NOK	8.30	CHF	12,365	16,340
NZD Currency	Deutsche Bank AG	—	12/13/17	USD	0.67	NZD	17,385	13,629
NZD Currency	Goldman Sachs International	—	12/13/17	CAD	0.85	NZD	17,615	831
USD Currency	Deutsche Bank AG	—	12/13/17	JPY	107.00	USD	12,595	466

								53,249

								$439,950

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	12/13/17	NZD	1.15	AUD	12,060	$(55)
CAD Currency	JPMorgan Chase Bank N.A.	12/13/17	CHF	0.79	CAD	31,855	(1,160)
CHF Currency	Goldman Sachs International	12/13/17	NOK	8.50	CHF	6,185	(36,069)
EUR Currency	Barclays Bank PLC	12/13/17	JPY	137.50	EUR	21,565	(8,958)
GBP Currency	Deutsche Bank AG	12/13/17	AUD	1.77	GBP	19,055	(344,648)
NZD Currency	Barclays Bank PLC	12/13/17	JPY	80.00	NZD	36,795	(880)

							(391,770)

Put
CHF Currency	Goldman Sachs International	12/13/17	NOK	8.20	CHF	24,735	(9,731)
NZD Currency	Deutsche Bank AG	12/13/17	CHF	0.67	NZD	18,240	(34,397)

							(44,128)

							$(435,898)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	75	$(2,579)	$(2,539)	$(40)

(a)	Using S&P/Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Quarterly	2.54%	Semi-annual	—	09/04/24	USD	18,700	$310,295	$213	$310,082
2.60%	Semi-annual	3-Month LIBOR	Quarterly	—	09/04/24	USD	18,700	(376,385)	(65,925)	(310,460)
2.24%	Semi-annual	3-Month LIBOR	Quarterly	—	08/09/27	USD	17,400	230,344	267	230,077

								$164,254	$(65,445)	$229,699

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	388	$73,267	$51,542	$21,725
CenturyLink, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/22	USD	397	74,966	54,120	20,846

							$148,233	$105,662	$42,571

64	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	20	$4,143	$3,604	$539
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	06/20/22	BB+	EUR	20	4,143	3,578	565
Markit CMBX North America, Series 8	3.00	Monthly	Barclays Bank PLC	10/17/57	BBB-	USD	5,000	(776,511)	(519,768)	(256,743)
Markit CMBX North America, Series 8	3.00	Monthly	Credit Suisse International	10/17/57	BBB-	USD	2,500	(388,255)	(256,815)	(131,441)
Markit CMBX North America, Series 8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	4,450	(690,724)	(608,971)	(81,753)
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	7,550	(831,216)	(954,827)	123,611
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(550,474)	(555,079)	4,605
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(550,474)	(555,079)	4,604
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(550,474)	(549,016)	(1,458)

								$(4,329,842)	$(3,992,373)	$(337,471)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$82,626,945	$3,689,929	$86,316,874
Common Stocks(a)	114,246	34,432	1,044,300	1,192,978
Corporate Bonds	—	395,207,268	1,163,484	396,370,752
Floating Rate Loan Interests	—	233,104,390	9,394,175	242,498,565
Foreign Agency Obligations	—	26,286,119	—	26,286,119
Investment Companies	3,442,800	—	—	3,442,800
Non-Agency Mortgage-Backed Securities	—	45,290,831	—	45,290,831
Other Interests	—	—	10	10
Preferred Securities	14,015,544	56,796,858	—	70,812,402
Rights	—	—	17,055	17,055
U.S. Government Sponsored Agency Securities	—	9,817,555	—	9,817,555
U.S. Treasury Obligations	—	2,990,875	—	2,990,875
Warrants	—	—	79	79
Short-Term Securities	5,167,843	—	—	5,167,843

66	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total
Options Purchased:
Foreign Currency Exchange
Contracts	—	439,950	—	439,950
Interest rate contracts	313	26,729	—	27,042

Subtotal	$22,740,746	$852,621,952	$15,309,032	$890,671,730

Investments Valued at NAV(b)				117,026

Total				$890,788,756

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$948,527	$—	$948,527
Credit contracts	—	176,495	—	176,495
Interest rate contracts	371,056	540,159	—	911,215
Liabilities:
Foreign currency exchange contracts	—	(2,397,559)	—	(2,397,559)
Credit contracts	—	(471,435)	—	(471,435)
Interest rate contracts	(17,953)	(310,460)	—	(328,413)

Total	$353,103	$(1,514,273)	$—	$(1,161,170)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of November 30, 2017, certain of the Fund’s Investments were fair valued using net asset value(“NAV”) per share and have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, reverse repurchase agreements of $247,992,645 are categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of August 31, 2017	$2,211,493	$749,053	$1,163,602	$9,460,693	$10	$19,050	$217	$755	$13,604,873
Transfers into Level 3(a)	—	—	—	3,047,763	—	—	—	—	3,047,763
Transfers out of Level 3(b)	(250,000)	—	—	(3,637,133)	—	—	—	—	(3,887,133)
Accrued discounts/premiums	(15,394)	—	—	6,482	—	—	—	—	(8,912)
Net realized gain (loss)	—	—	—	49,089	—	—	—	(755)	48,334
Net change in unrealized Appreciation (depreciation)(c)	17,580	295,247	(118)	(15,038)	—	(1,995)	(138)	—	295,538
Purchases	1,726,250	—	—	2,502,604	—	—	—	—	4,228,854
Sales	—	—	—	(2,020,285)	—	—	—	—	(2,020,285)

Closing balance, as of November 30, 2017	$3,689,929	$1,044,300	$1,163,484	$9,394,175	$10	$17,055	$79	—	$15,309,032

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017(c)	$17,580	$295,247	$(118)	$1,843	—	$(1,995)	$(138)	—	$312,420

(a)	As of August 31, 2017, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

68	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2018